      As filed with the Securities and Exchange Commission on June 28, 2005


                            REGISTRATION NO. 33-47703

                                    811-6654

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         PRE-EFFECTIVE AMENDMENT NO. [ ]


                       POST-EFFECTIVE AMENDMENT NO. 42 [X]


                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                                AMENDMENT NO. 45


                        (CHECK APPROPRIATE BOX OR BOXES)

                            BNY HAMILTON FUNDS, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   3435 Stelzer Road                           43219-3035
                    Columbus, Ohio                             (Zip Code)
       (Address of Principal Executive Offices)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (614) 470-8000

                                                              Copy to:
                Nimish Bhatt                            John Baumgardner, Jr.
              3435 Stelzer Road                        Sullivan & Cromwell LLP
          Columbus, Ohio 43219-3035                       125 Broad Street
   (Name and Address of Agent for Service)            New York, New York 10004

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing will become effective (check appropriate box):

         / / immediately upon filing pursuant to paragraph (b)

         /X/ on June 29, 2005 pursuant to paragraph (b)

         / / 60 days after filing pursuant to paragraph (a)(1)
         / / on (date) pursuant to paragraph (a)(1)

         / / 75 days after filing pursuant to paragraph (a)(2)

         / / on (date) pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[LOGO] BNY
HAMILTON

                                  PROSPECTUS


                                 JULY 1, 2005


                                    [GRAPHIC]









   MUNICIPAL ENHANCED YIELD

   INSTITUTIONAL SHARES


   As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.


ABOUT THE FUND

 5  BNY Hamilton Municipal Enhanced Yield Fund


INFORMATION ABOUT
THE BNY HAMILTON FUNDS

ACCOUNT POLICIES

 8  Daily NAV Calculation

 9  Opening an Account/Purchasing Shares

10  Making Exchanges/Redeeming Shares

11  Distributions and Tax Considerations

12  Abusive Trading

12  Investment Advisor

13  Portfolio Managers

    Notice of Privacy Policy and Practices


 FOR MORE INFORMATION

 Back Cover

 FUND CUSIP NUMBER

 MUNICIPAL ENHANCED YIELD FUND


     CUSIP Number: 05561M366

     Institutional Shares

BNY HAMILTON

 MUNICIPAL ENHANCED YIELD FUND


INVESTMENT OBJECTIVE

The Fund seeks to provide investors with a high level of current income that is exempt from federal income tax. Capital appreciation is also an objective, but is secondary to income.

PRINCIPAL INVESTMENT STRATEGY


In pursuing its objective, the Fund, as a fundamental policy, may not invest less than 80% of its Assets in U.S. dollar-denominated fixed income securities that are exempt from federal income tax. "Assets" means nets assets plus the amount of borrowings for investment purposes. The interest paid on municipal securities is generally exempt from federal income tax and, in some cases, from state and local income tax. Up to 50% of the Fund's assets may be invested in securities that are subject to the federal alternative minimum tax.


The Fund may invest up to 35% of its assets in unrated securities. The Fund may invest up to 50% of its assets in unrated securities and high-yield securities. High yield securities (commonly known as "junk bonds") are those securities that are rated below BBB by Standard & Poor's Corporation ("S&P") and below Baa by Moody's Investors Service, Inc. ("Moody's"). However, the Adviser expects that the average credit rating of the Fund's portfolio will be BBB or Baa.

The Fund invests in a diversified portfolio of municipal obligations issued by U.S. states, territories and municipalities. The Fund invests in general obligation bonds, which are secured by their issuers' full faith and credit, and revenue bonds, which are secured by specific revenue streams such as toll collections or proceeds of a special tax. The Fund also invests in private activity bonds, the income from which is subject to the federal alternative minimum tax.


The Fund may invest in bonds of any maturity and does not expect to target any specific range of maturity. The Fund's average weighted maturity will vary from time to time depending on the Adviser's views on the direction of interest rates. The Fund's average weighted maturity in its first year of operations is expected to be in the range of 20 to 30 years.


The Adviser uses a research-driven process based on knowledge of creditworthiness and market availability in selecting bonds. Although the Fund will seek to be diversified by geography and sector, concentrations may arise given market characteristics. For example, a significant portion of the BBB universe is composed of hospital bonds. Accordingly, hospital bonds will likely comprise a significant portion of the portfolio.

The Fund normally expects to be fully invested in tax-exempt securities, but it is permitted to invest up to 20% of its net assets in fixed-income securities that are subject to federal, state and local taxes. Within limits, the Fund also may use certain derivatives (e.g., futures, options, inverse floaters), which are investments whose value is determined by underlying securities or indices. In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable securities, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies. In these cases, the Fund would not be pursuing its investment objective.

                                     BNY Hamilton Municipal Enhanced Yield Fund

MAIN INVESTMENT RISKS

The value of your investment in the Fund generally will fluctuate with interest rate movements. As interest rates rise, bonds prices go down. The longer the maturity of a bond, the more sharply its value is likely to raise or fall in response to an interest rate change.

The Fund's performance is affected by a variety of factors in the cities, states and regions in which it invests. These may include economic or policy changes, erosion of the tax base, and state legislative changes, especially those regarding taxes.

Any debt securities held by the Fund could be downgraded in credit rating or go into default. A revenue bond in the Fund's portfolio could default if its underlying revenue stream fails. This could happen even while the bond issuer remains solvent. The risk that a debt security could be downgraded or go into default is magnified with lower rated bonds. Lower rated bonds have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

Further, high yield or "junk bonds" are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay in accordance with the terms of the obligations. Accordingly, these types of bonds present considerable risk of default, particularly when adverse economic conditions exist. High yield bonds may also be subject to substantial market fluctuations and may be less liquid than higher rated securities. As a result, valuation of high yield bonds may involve greater exercise of judgment, and subject the Fund to higher management risk than is generally the case with higher rated securities. Because high yield bonds may be less liquid than higher quality investments, the Fund could lose money if it cannot sell a bond at the time and price that would be most beneficial to the Fund. A bond whose credit rating has been lowered may be particularly difficult to sell.

The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers or lose money. You may, therefore, lose money.

Investments in derivatives may be a surrogate to the performance of their related underlying securities. However, because derivatives may not perfectly represent the value of the related underlying securities, and because derivatives depend on the performance of other parties to the derivatives, using derivatives could limit profits or increase losses in comparison with investment in underlying securities without using derivatives.

PAST PERFORMANCE

The Fund commenced operations as of the date of this Prospectus. As a result, it does not have any performance history.

--------------------------------------------------------------------------------
About Municipal Securities


The Fund invests in state and local governments and their agencies, which have, collectively issued $1.3 trillion worth of bonds for schools, roads, hospitals, utilities and major public works such as airports. New York is the largest state issuer with approximately 10% of the outstanding debt. Interest on municipal bonds was exempted from federal income tax when the code was first adopted in 1913.

BNY Hamilton Municipal Enhanced Yield Fund

FEES AND EXPENSES

The following table outlines the fees and expenses you could expect as an investor in the Fund. "Shareholder Fees" are charged directly to your account. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return.

            Fee table (% of average net assets)
            -------------------------------------------------------

                                                      Institutional
                                                         Shares
            -------------------------------------------------------

            Shareholder Fees (fees paid directly from
             your investment)                             None
            -------------------------------------------------------

            Annual Operating Expenses (expenses that
             are deducted from fund assets)
            -------------------------------------------------------
            Management fee                                0.50
            Distribution (12b-1 fees)                     None
            Other expenses                                0.39

            Total annual operating expenses               0.89
            Fee waiver/reimbursement*                     0.10
            Net annual operating expenses                 0.79

*The Advisor has contractually agreed to limit the operating expenses of Institutional Shares of the Fund to 0.79% of its average daily net assets through April 30, 2007.

The following table shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.


                      Expenses on a $10,000 investment ($)
                      --------------------------------------------

                                                1 Year     3 Years
                      --------------------------------------------
                      Institutional Shares       $81        $263


*Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

FINANCIAL HIGHLIGHTS

Because the Fund commenced operation as of the date of this Prospectus, there are no financial highlights for the Institutional Shares.


                                     BNY Hamilton Municipal Enhanced Yield Fund

ACCOUNT POLICIES

This prospectus describes the Institutional Shares for the Fund. Institutional Shares do not have 12b-1 fees and have generally lower operating expenses than other share classes of the Fund, which improves investment performance. Institutional Shares are available only to (1) institutions that invest over $1,000,000 or (2) investors who have specific asset management relationships with the Advisor. Any institution (including the Advisor and its affiliates) acting on behalf of customers having a qualified trust account, employee benefit account or other qualifying account at the institution is eligible to invest in Institutional Shares. Institutional Shares may not be purchased by individual investors, either directly or through brokerage accounts. Notwithstanding the preceding restriction, any client of a registered investment advisor that has a selling arrangement with BNY Hamilton Distributors, Inc., which client invests $1,000,000 or more in the aggregate in Institutional Shares, is also eligible to invest in Institutional Shares through the Advisor. In addition, shareholders who held, as of January 26, 2004, Institutional Shares of a BNY Hamilton Fund will be grandfathered for so long as they continue to hold Institutional Shares of a BNY Hamilton Fund and thus will not be required to meet these eligibility requirements in respect of future purchases of Institutional Shares of the Fund.

If you want to purchase, exchange or redeem Institutional Shares, contact your Bank of New York representative.

DAILY NAV CALCULATION


The Fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) each day that the exchange is open. The prices of securities held by the Fund shall be the prices provided by an independent pricing service, the use of which has been approved by the Fund, and will generally be closing market prices. When pricing service information or market prices are not available or if market prices are not believed to fairly represent the value of a security, the Fund will use fair value prices as determined by the Board of Directors. Market prices may not fairly represent the value of a security if a significant event has occurred which will, with a reasonably high probability, materially affect the value of the security since the closing price was established but before the calculation of the Fund's net asset value. Significant events may relate to a single issuer, multiple issuers or to an entire market sector. Such events relating to single issuers may include, for example, announcements on an issuer's financial developments, regulatory news or natural disasters affecting the issuer's operations, or significant litigation involving the issuer. Significant events relating to multiple issuers or entire sectors may include, for example, governmental actions that affect securities in one sector in a particular way, natural disasters, armed conflicts, or significant market fluctuations.


Purchase orders received by the transfer agent or its designee before the regular close of the New York Stock Exchange will be executed at the NAV calculated at that day's close.

The Fund may invest in securities that are traded on foreign exchanges, which may be open when the New York Stock Exchange is closed. The value of your investment in the Fund may change on days when you will be unable to purchase or redeem shares.

Account Policies

OPENING AN ACCOUNT/PURCHASING SHARES

Open an account                                    Add to your investment
-----------------------------------------------------------------------------------------------------------

Mail
-----------------------------------------------------------------------------------------------------------
Send completed new account application and a       Send a check payable directly to the BNY Hamilton Funds,
check payable directly to the BNY Hamilton Funds,  Inc. to:
Inc. to:
BNY Hamilton Funds, Inc.                           BNY Hamilton Funds, Inc.
P.O. Box 182785                                    P.O. Box 182785
Columbus, OH 43218-2785                            Columbus, OH 43218-2785
For all enrollment forms, call 1-800-426-9363

Wire
-----------------------------------------------------------------------------------------------------------
The fund does not charge a fee for wire
transactions, but your bank may.
Mail your completed new account application to
the Ohio address above. Call the transfer agent
at 1-800-426-9363 for an account number.
Instruct your bank to wire funds to a new account  Instruct your bank to wire funds to:
at:
The Bank of New York                               The Bank of New York
New York, NY 10286                                 New York, NY 10286
ABA: 021000018                                     ABA: 021000018
BNY Hamilton Funds                                 BNY Hamilton Funds
DDA 8900275847                                     DDA 8900275847
Attn: [your fund]                                  Attn: [your fund]
Ref: [your name, account number and taxpayer ID]   Ref: [your name, account number and taxpayer ID]

The Advisor may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount paid will be a percentage of the Fund's average net assets attributable to customers of those shareholder servicing agents.

Purchases by personal check Checks should be in U.S. dollars and payable to the Fund. The Fund does not accept third-party checks, money orders, credit card convenience checks or travelers checks. In addition, if you redeem shares purchased by check, you will not receive proceeds from such redemption until your purchase check clears, which may take up to ten business days.

Wire transactions The Fund does not charge a fee for wire transfers from your bank to the Fund. However, your bank may charge a service fee for wiring funds.

                                                               Account Policies

MAKING EXCHANGES/REDEEMING SHARES

To exchange shares between mutual funds            To redeem shares
-----------------------------------------------------------------------------------------------------------------

Phone
-----------------------------------------------------------------------------------------------------------------
Call 1-800-426-9363.                               Call 1-800-426-9363.
                                                   The proceeds can be wired to your bank account two business days after your redemption request or a check can be mailed to you at the address of record on the following business day.

Mail
-----------------------------------------------------------------------------------------------------------------
Your instructions should include:                  Your instructions should include:
.. your account number                              .your account number
.. names of the funds and number of shares or       .names of the funds and number of shares or dollar amount
  dollar amount you want to exchange.               you want to redeem.
                                                   A signature guarantee is required whenever:
                                                   .you redeem more than $50,000
                                                   .you want to send the proceeds to a different address
                                                   .you have changed your account address within the last 10
                                                    days

Dealer
-----------------------------------------------------------------------------------------------------------------
Contact your broker-dealer.                        Contact your broker-dealer.

MAKING EXCHANGES/REDEEMING SHARES

As with purchase orders, redemption requests received by the transfer agent or its designee before the regular close of the New York Stock Exchange will be executed at the offering price calculated at that day's close.

Minimum account balances If your account balance falls below $500 due to redemptions, rather than market movements, the Fund may give you 60 days to bring the balance back up. If you do not increase your balance, the Fund may close your account and send you the proceeds.

Exchange minimums You may exchange shares of the same class between BNY Hamilton Funds. From the perspective of tax liability, an exchange is the same as a redemption from one Fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange. If you will be investing in a new Fund, you must also exchange enough shares to meet the minimum balance requirement.

Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.

Reserved rights The Fund reserves the following rights:

.. To suspend sale of shares to the public

.. To reject any exchange request and to modify or terminate exchange privileges

.. To delay wiring redemption proceeds for up to seven days, if the Advisor believes an earlier payment could adversely affect the Fund

.. To suspend the right of redemption and to postpone for more than seven days the date of payment upon redemption as follows: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of an emergency, disposal, or evaluation of the net asset value, of the portfolio securities is

Account Policies
not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission may permit.

Customer identification program The Fund's transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Fund, the Distributor and the transfer agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law.

Redemptions in-kind: The Fund reserves the right to make payment in securities rather than cash. This could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund's operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in-kind will consist of securities equal in market value to your shares. When the shareholder converts these securities to cash, they will pay brokerage charges.

DISTRIBUTIONS AND TAX CONSIDERATIONS

The Fund declares dividends daily and pays monthly. Capital gain distributions, if any, are made annually. Distributions are automatically paid in the form of additional fund shares. Notify the transfer agent in writing to:

.. choose to receive dividends or distributions (or both) in cash

.. change the way you currently receive distributions

Your taxable income is the same regardless of which option you choose.

            Type of Distribution        Applicable Federal Tax Rates
            --------------------------------------------------------
            "Qualified dividend income"    Capital gains rates
            from net investment income
            Other dividends from net       Ordinary income rates
            investment income
            Short-term capital gains       Ordinary income rates
            Long-term capital gains        Capital gains rates

"Qualified Dividend Income" is income eligible for reduced rates of federal income tax as a result of recent changes to the tax law. The portion of net investment income that will be Qualified Dividend Income may vary from fund to fund and also from year to year. There are also minimum holding periods for fund shares before investors are eligible for the reduced rates.

Distributions from the Fund are expected to be primarily ordinary income. To the extent that the Fund makes distributions that are taxed as capital gains, such capital gains may be short- or long-term depending on how long the Fund held the asset being sold.

The Fund issues detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investor who does not provide a valid Social Security or taxpayer identification number to the Fund may be subject to federal backup withholding tax.

Whenever you redeem or exchange shares, you are likely to generate a capital gain or loss, which will be short- or long-term depending on how long you held the shares.

If you invest in the Fund shortly before an expected taxable dividend or capital gain distribution, you may end up getting part of your investment back right away in the form of taxable income, and that dividend may not be eligible for the qualified dividend income rate.

You should consult your tax advisor about your own particular tax situation.


                                                               Account Policies

ABUSIVE TRADING

We do not permit market timing or other abusive trading practices in BNY Hamilton Funds. The Fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Fund reserves the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive or short-term trading than those that are otherwise stated in this prospectus.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt fund performance. The Board of Directors of the Fund has adopted policies and procedures designed to deter frequent purchases and redemptions. To minimize harm to the Fund and its shareholders, we reserve the right to reject, in our sole discretion applied uniformly, any purchase order (including an exchange from another BNY Hamilton Fund) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a BNY Hamilton Fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.


On a daily basis, the Advisor will review transaction history reports and will identify all redemptions that are within a specific time period from a previous purchase in the same account(s) in the Fund, or in multiple accounts that are known to be under common ownership or control. In the event the Advisor identifies redemptions in excess of a specific threshold that is within 5 days of a purchase in the same account (or such multiple accounts), it will contact the Transfer Agent and the Transfer Agent will forward a report containing the past 30 days of activity in the respective account. All redemptions meeting the criteria will be investigated for possible inappropriate trading.



On a monthly basis, the Advisor will issue a report to senior management that will indicate how many transactions were reviewed in that month, any suspicious activity that was identified, and the resolution of each situation identified, whether by not allowing the investor to make additional purchases (including exchanges from other Funds), by closing particular accounts and/or, if the Advisor believes that a broker-dealer is facilitating abusive activity, by refusing to take trades from that broker-dealer.


The policies and procedures are applied uniformly to all non-omnibus accounts. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated would not be known by the Fund. Therefore, it becomes more difficult for us to identify market timing or other abusive trading activities in these accounts, and we may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. However, to the extent possible, the Fund will monitor aggregate trading in known omnibus accounts to attempt to identify abusive or disruptive trading, focusing on transactions in excess of $250,000. To the extent abusive or disruptive trading is identified, the Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

The Fund does not knowingly accommodate frequent purchases and redemptions of Fund shares by investors, except as provided under the Fund's policies with respect to known omnibus accounts.

INVESTMENT ADVISOR

The investment advisor of the Fund is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $94 billion in assets, as of December 31, 2004. The Bank of New York began offering

Account Policies
investment services in the 1830s and today manages more than $102 billion in investments for institutions and individuals, as of December 31, 2004.

Gannett Welsh & Kotler, LLC, located at 222 Berkeley St., Boston, MA 02116, is the sub-advisor for the Fund. GW&K, a wholly-owned subsidiary of The Bank of New York since May 2002, has advised individual and institutional clients since 1974 and has assets under management in excess of $6 billion, as of December 31, 2004.

Advisor compensation The Advisor is responsible for all business activities and investment decisions for the Fund. In return for these services, the Advisor is entitled to a fee from the Fund at the annual rate of 0.50% of the Fund's average daily net assets.


PORTFOLIO MANAGERS





Nancy Angell, John Fox and Martin Tourigny are primarily responsible for the day-to-day portfolio management of the Fund, and they share equally all management responsibilities. Ms. Angell joined GW&K in 1985, and she has been a Principal and First Senior Vice President for more than the last five years. Mr. Fox joined GW&K in 1991, and he has been a Principal and Vice President for more than the last five years. Ms. Angell and Mr. Fox serve as Co-Heads of the firm's Fixed Income department. Mr. Tourigny joined GW&K in 1995, and he has been a Vice President for more than the last five years. Mr. Tourigny has the additional responsibility of head trader of the Fund, overseeing the execution of all of the Fund's portfolio transactions. The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.



                                                               Account Policies

                    NOTICE OF PRIVACY POLICY AND PRACTICES

BNY Hamilton Funds recognizes and respects the privacy expectations of our customers. We provide this notice to you so that you will know what kind of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with BNY Hamilton Funds.

COLLECTION OF CUSTOMER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

    . account applications and other forms, which may include a customer's name, address, Social Security number and information about a customer's investment goals and risk tolerance;

    . account history, including information about the transactions and balances in a customer's accounts; and

    . correspondence (written, telephonic or electronic) between a customer or a customer's representative and BNY Hamilton Funds or service providers to BNY Hamilton Funds.

DISCLOSURE OF CUSTOMER INFORMATION

We may disclose any of the customer information we collect to third parties who are not affiliated with BNY
Hamilton Funds:

    . as permitted by law--for example, with service providers who maintain or service shareholder accounts for BNY Hamilton Funds or to a shareholder's broker or agent, to resolve or to protect against customer fraud; and

    . to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

SECURITY OF CUSTOMER INFORMATION

We protect customer information by requiring service providers to BNY Hamilton
Funds:

    . to maintain policies and procedures designed to limit access to and use of information about customers of BNY Hamilton Funds to those persons who need to know such information to provide services to us; and

    . to maintain physical, electronic and procedural safeguards to protect nonpublic personal information of customers of BNY Hamilton Funds.

The policies and practices described in this notice apply to both current and former customers of BNY
Hamilton Funds. If we change these policies and practices in a manner that affects the accuracy of this notice, we will notify our customers.
[LOGO]

For More Information

ANNUAL AND SEMI-ANNUAL REPORTS
These include commentary from the Fund manager on the market conditions and investment strategies that significantly affected the Fund's performance, detailed performance data, a complete inventory of the Fund's securities and a report from the Fund's auditor. These reports are available free of charge on the BNY Hamilton Funds website, www.bnyhamilton.com.

PORTFOLIO HOLDINGS
The Fund will provide a full list of its holdings on the BNY Hamilton Funds web site, www.bnyhamilton.com, 60 days after fiscal quarter-end, and its top ten holdings 15 days or more after calendar quarter-end. A description of the Fund's policies and procedures for disclosing its holdings is available in its Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed disclosure on features and policies of the Fund. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this Prospectus). The SAI is available free of charge on the BNY Hamilton Funds website, www.bnyhamilton.com.

YOU CAN OBTAIN THESE DOCUMENTS FREE OF CHARGE, MAKE INQUIRIES OR REQUEST OTHER INFORMATION ABOUT THE FUNDS BY CONTACTING YOUR DEALER OR:

BNY Hamilton Funds
PO Box 182785
Columbus, OH 43218-2785
1-800-426-9363

INFORMATION IS ALSO AVAILABLE FROM THE SEC ON THE EDGAR DATABASE AT WWW.SEC.GOV.

COPIES OF THIS INFORMATION MAY BE OBTAINED BY E-MAIL REQUEST TO publicinfo@sec.gov, OR BY WRITING:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

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Note: The SEC requires a duplicating fee for paper copies.

SEC File Number: 811-6654
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                          90 Park Avenue, 10th Floor
                              New York, NY 10016

                                                                 BNYPUSCCEI0705

                            BNY HAMILTON FUNDS, INC.
                       Statement of Additional Information

                     BNY Hamilton Municipal Enhanced Yield Fund

                                  July 1, 2005

          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND LISTED ABOVE WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, DATED JULY 1, 2005, AS SUPPLEMENTED FROM TIME TO TIME, WHICH MAY BE OBTAINED UPON REQUEST FROM BNY HAMILTON DISTRIBUTORS, INC., 100 SUMMER STREET, 15TH FLOOR, BOSTON, MASSACHUSETTS 02110 ATTENTION:
                   BNY HAMILTON FUNDS, INC., 1-800-426-9363.

                                Table of Contents

                                                                            Page
                                                                            ----


General........................................................................1
Investment Objective and Policies..............................................1
Investment Restrictions.......................................................16
Directors and Officers........................................................17
Investment Advisor............................................................22
Portfolio Managers............................................................25
Administrator.................................................................25
Distributor...................................................................26
Fund, Shareholder and Other Services..........................................27
Code of Ethics................................................................28
Proxy Voting Policies.........................................................28
Disclosure of Portfolio Holdings..............................................29
Purchase of Shares............................................................30
Redemption of Shares..........................................................31
Exchange of Shares............................................................32
Dividends and Distributions...................................................32
Net Asset Value...............................................................32
Performance Data..............................................................33
Portfolio Transactions and Brokerage Commissions..............................35
Description of Shares.........................................................37
Taxes.........................................................................38
Financial Statements..........................................................42
Appendix A - Description of Security Ratings.................................A-1

                                     GENERAL

     BNY Hamilton Funds, Inc. ("BNY Hamilton") is an open-end investment company, currently consisting of twenty-two series: BNY Hamilton Money Fund, BNY Hamilton Treasury Money Fund, BNY Hamilton New York Tax-Exempt Money Fund, BNY Hamilton Equity Income Fund, BNY Hamilton Large Cap Value Fund, BNY Hamilton Large Cap Growth Fund, BNY Hamilton Small Cap Growth Fund, BNY Hamilton Small Cap Core Equity Fund, BNY Hamilton Multi-Cap Equity Fund, BNY Hamilton International Equity Fund, BNY Hamilton Intermediate Government Fund, BNY Hamilton Intermediate Investment Grade Fund, BNY Hamilton Enhanced Income Fund, BNY Hamilton Intermediate New York Tax-Exempt Fund, BNY Hamilton Intermediate Tax-Exempt Fund, BNY Hamilton S&P 500 Index Fund, BNY Hamilton U.S. Bond Market Index Fund, BNY Hamilton High Yield Fund, BNY Hamiton Municipal Enhanced Yield Fund, BNY Hamilton Large Cap Growth CRT Fund, BNY Hamilton Small Cap Growth CRT Fund and BNY Hamilton International Equity CRT Fund. The Bank of New York (the "Advisor") serves as investment advisor to the Fund. Gannet Welsh & Kotler LLC, a wholly owned subsidiary of The Bank of New York, serves as the subadvisor to the Fund. This Statement of Additional Information provides additional information only with respect to the BNY Hamilton Municipal Enhanced Yield Fund (the "Fund"), and should be read in conjunction with the current Prospectuses relating to the Fund.

                        INVESTMENT OBJECTIVE AND POLICIES


In pursuing its objective, the Fund, as a fundamental policy, may not invest less than 80% of its Assets in U.S. dollar-denominated fixed income securities that are exempt from federal income tax. "Assets" means nets assets plus the amount of borrowings for investment purposes. The interest paid on municipal securities is generally exempt from federal income tax and, in some cases, from state and local income tax. Up to 50% of the Fund's assets may be invested in securities that are subject to the federal alternative minimum tax.


The Fund may invest up to 35% of its assets in unrated securities. The Fund may invest up to 50% of its assets in unrated securities and high-yield securities. High yield securities (commonly known as "junk bonds") are those securities that are rated below BBB by Standard & Poor's Corporation ("S&P") and below Baa by Moody's Investors Service, Inc. ("Moody's"). However, the Adviser expects that the average credit rating of the Fund's portfolio will be BBB or Baa.

The Fund invests in a diversified portfolio of municipal obligations issued by U.S. states, territories and municipalities. The Fund invests in general obligation bonds, which are secured by their issuers' full faith and credit, and revenue bonds, which are secured by specific revenue streams such as toll collections or proceeds of a special tax. The Fund also invests in private activity bonds, the income from which is subject to the federal alternative minimum tax.


The Fund may invest in bonds of any maturity and does not expect to target any specific range of maturity. The Fund's average weighted maturity will vary from time to time depending on the Adviser's views on the direction of interest rates. The Fund's average weighted maturity in its first year of operations is expected to be in the range of 20 to 30 years.


The Adviser uses a research-driven process based on knowledge of creditworthiness and market availability in selecting bonds. Although the Fund will seek to be diversified by geography and sector, concentrations may arise given market characteristics. For example, a significant portion of the BBB universe is composed of hospital bonds. Accordingly, hospital bonds will likely comprise a significant portion of the portfolio.

The Fund normally expects to be fully invested in tax-exempt securities, but it is permitted to invest up to 20% of its net assets in fixed-income securities that are subject to federal, state and local taxes. Within limits, the Fund also may use certain derivatives (e.g., futures, options, inverse floaters), which are investments whose value is determined by underlying securities or indices. In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable securities, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies. In these cases, the Fund would not be pursuing its investment objective.

The following discussion supplements the information regarding investment objectives and policies of the Fund as set forth above and in the Prospectuses.

Government and Money Market Instruments

As discussed in the Prospectuses, the Fund may invest in cash equivalents to the extent consistent with its investment objectives and policies. A description of the various types of cash equivalents that may be purchased by the Fund appears below. See "Quality and Diversification Requirements".

United States Government Obligations. The Fund, subject to its applicable investment policies, may invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities and government-sponsored enterprises. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the "full faith and credit" of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

Foreign Government Obligations. The Fund, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars. See "Foreign Investments".

Bank Obligations. The Fund, unless otherwise noted in its Prospectuses or below, may invest in negotiable certificates of deposit, bank notes, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks that have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (known as Euros) and (iii) United States branches of foreign banks of equivalent size (known as Yankees). The Fund will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank.

Commercial Paper. The Fund may invest in commercial paper, including Master Notes. Master Notes are obligations that provide for a periodic adjustment in the interest rate paid and permit periodic changes in the amount borrowed. Master Notes are governed by agreements between the issuer and the Advisor acting as agent, for no additional fee, in its capacity as investment advisor to the Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the Advisor or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under such Master Notes. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment.

Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand, which is continuously monitored by the Advisor. Since Master Notes typically are not rated by credit rating agencies, the Fund may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality that satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements". Although there is no secondary market for Master Notes, such obligations are considered by the Fund to be liquid because they are payable within seven days of demand. The Fund does not have any specific percentage limitation on investments in Master Notes.

Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Board of Directors of BNY Hamilton (the "Directors"). In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price is normally in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the duration of the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Fund to the seller. The duration of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than one year. The securities that are subject to repurchase agreements, however, may have durations in excess of one year from the effective date of the repurchase agreement. The Fund will always receive as collateral securities whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund's custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur delays or other disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, liquidation of the collateral by the Fund may be delayed or limited. Repurchase agreements with more than seven days to maturity are considered by the Fund to be illiquid securities and are subject to certain fundamental investment restrictions. See "Investment Restrictions".

STRIPS. STRIPS are United States Treasury bills, notes, and bonds that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such United States Treasury securities, and receipts or certificates representing interests in such stripped United States Treasury securities and coupons. A STRIPS security pays no interest in cash to its holder during its life although interest is accrued for Federal income tax purposes. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates. For example, if interest rates decline, Government National Mortgage Association Certificates owned by the Fund which were purchased at greater than par are more likely to be prepaid, which would cause a loss of principal. In anticipation of this, the Fund might purchase STRIPS, the value of which would be expected to increase when interest rates decline.

STRIPS do not entitle the holder to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. Current Federal tax law requires that a holder of a STRIPS security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year.

Tax-Exempt Obligations

The Fund invests in tax-exempt obligations to the extent consistent with its investment objective and policies.

More information on the various types of tax-exempt obligations that the Fund may purchase appears in the Prospectuses of the Fund and below. See "Quality and Diversification Requirements".

Municipal Bonds. Municipal bonds are debt obligations issued by the states, territories and possessions of the United States and the District of Columbia, by their political subdivisions and by duly constituted authorities and corporations. For example, states, territories, possessions and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities.

Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality.

Municipal Notes. Municipal notes are subdivided into three categories of short-term obligations: municipal notes, municipal commercial paper and municipal demand obligations.

Municipal notes are short-term obligations with a maturity at the time of issuance normally ranging up to one year. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

Municipal commercial paper typically consists of very short-term, unsecured, negotiable promissory notes that are sold to meet the seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations are subdivided into two types: Variable Rate Demand Notes and Master Notes.

Variable Rate Demand Notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance plus accrued interest, either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the Variable Rate Demand Note may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The Variable Rate Demand Notes in which each Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes will provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are usually based upon the prime rate of a bank or other appropriate interest rate index specified in the respective notes.

Master Notes are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, exempt from Federal income tax. For a description of the attributes of Master Notes, see "Money Market Instruments" above. Although there is no secondary market for Master Notes, such obligations are considered by the Fund to be liquid because they are payable immediately upon demand. The Fund has no specific percentage limitations on investments in Master Notes.

Municipal Puts. The Fund may purchase, without limit, municipal bonds or notes together with the right to resell the bonds or notes to the seller at an agreed price or yield within a specified period prior to the maturity date of the bonds or notes. Such a right to resell is commonly known as a "put". See "Derivative Instruments".

Puts may be purchased as a feature of the underlying bond or note, or as an independent security. If the Fund purchases puts as independent securities, it may exercise the puts prior to their expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to the expiration date in order to take advantage of alternative investment opportunities or in the event the Advisor revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise, the Advisor will consider the amount of cash available to the Fund, the expiration dates of the available puts, any future commitments for securities purchases, alternative investment opportunities, the desirability of retaining the underlying securities in the Fund's portfolio and the yield, quality and maturity dates of the underlying securities.

The Fund will value any securities subject to puts with remaining maturities of less than 60 days by the amortized cost method. If the Fund invests in municipal bonds and notes with maturities of 60 days or more that are subject to puts separate from the underlying securities, the puts and the underlying securities will be valued at fair value as determined in accordance with procedures established by the Directors. The Directors will, in connection with the determination of the value of a put, consider, among other factors, the creditworthiness of the writer of the put, the duration of the put, the dates on which or the periods during which the put may be exercised and the applicable rules and regulations of the Securities and Exchange Commission. Prior to investing in such securities, the Fund, if deemed necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission for an exemptive order, which may not be granted, relating to the valuation of such securities.

Since the value of a put is partly dependent on the ability of the put writer to meet its obligation to repurchase, the policy of the Fund is to enter into put transactions only with securities dealers or issuers who are approved by the Advisor. Each dealer will be approved on its own merits, and it is the Fund's general policy to enter into put transactions only with those dealers that are determined to present minimal credit risks. In connection with such determination, the Directors will review regularly the Advisor's list of approved dealers, taking into consideration, among other things, the ratings, if available, of their equity and debt securities, their reputation in the securities markets, their net worth, their efficiency in consummating transactions and any collateral arrangements, such as letters of credit, securing the puts written by them. Commercial bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. Other put writers will have outstanding debt rated in the highest rating categories as determined by a Nationally Recognized Statistical Rating Organization ("NRSRO"). Currently, there are three NRSROs: Moody's, S&P, and Fitch Investors Services, L.P. If a put writer is not rated by an NRSRO, it must be of comparable quality in the Advisor's opinion or such put writers' obligations will be collateralized and of comparable quality in the Advisor's opinion. The Directors have directed the Advisor not to enter into put transactions with any dealer that in the judgment of the Advisor present more than a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Fund is unable to predict whether all or any portion of any loss sustained could subsequently be recovered from such dealer.

The Fund has been advised by counsel that the Fund should be considered the owner of the securities subject to the puts so that the interest on the securities is tax-exempt income to the Fund. Such advice of counsel is based on certain assumptions concerning the terms of the puts and the attendant circumstances.

Additional Investments

When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. The Fund will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund will maintain with the custodian a segregated account with liquid assets, consisting of cash, United States Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

Investment Company Securities. The Fund may invest in the securities of other investment companies within the limits set by the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. This may also be viewed as the borrowing of money by the Fund. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. The Fund will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements.

Loans of Portfolio Securities. The Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, United States Government securities or other appropriate securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day's notice (as used herein, "Business Day" shall denote any day on which the New York Stock Exchange and the Custodian are both open for business). Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Fund may pay reasonable finders' and custodial fees in connection with loans. In addition, the Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Fund will not make any loans for terms in excess of one year. The Fund will not lend their securities to any Director, officer, employee, or affiliate of BNY Hamilton, the Advisor, any subadvisor, the Administrator or the Distributor, unless permitted by applicable law.

Privately Placed and Certain Unregistered Securities. The Fund may invest in privately placed, restricted, Rule 144A and other unregistered securities.

Quality and Diversification Requirements

The Fund is classified as a "diversified" series of a registered investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the United States Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the remaining 25% of the Fund's total assets, there is no such limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in the securities of any one issuer, subject to the limitation of any applicable state securities laws. Investments not subject to the limitations described above could involve an increased risk to the Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

For purposes of diversification and concentration under the 1940 Act, identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantee. Since securities issued or guaranteed by states or municipalities are not voting securities, there is no limitation on the percentage of a single issuer's securities that the Fund may own so long as it does not invest more than 5% of its total assets that are subject to the diversification limitation in the securities of such issuer, except obligations issued or guaranteed by the United States Government. Consequently, the Fund may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company that invests in voting securities. See "Investment Restrictions".


The Fund may invest up to 50% of its assets in unrated securities and securities that are rated below BBB by S&P and below Baa by Moody's. The Fund may not invest more than 35% of its assets in unrated securities.


In determining suitability of investment in a particular unrated security, the Advisor takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

Derivative Instruments

Hedging is a means of transferring risk that an investor does not desire to assume during an uncertain market environment. Interest rates have become increasingly volatile in recent years, and with the advent of financial futures contracts, options on financial instruments and indexes of debt or stock securities, the Advisor believes it is now possible to reduce the effects of market fluctuations.

The Fund may purchase and sell (write) both put options and call options on securities, swap agreements and securities indexes. The Fund may also (i) enter into interest rate and index futures contracts and purchase and sell options on such futures contracts ("futures options"); (ii) enter into swap agreements with respect to interest rates and indexes of securities; and (iii) invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, the Fund may also use those instruments, provided that the Directors determine that their use is consistent with the Fund's investment objective. The Fund may also enter into the above described transactions with respect to municipal debt securities and on indexes of municipal debt securities. The purpose of any of these transactions is to hedge against changes in the market value of securities in the Fund's portfolio caused by fluctuating interest rates, and to close out or offset existing positions in such futures contracts or options. The Fund will not engage in financial futures or options transactions for speculation, but only as a hedge against changes in the market values of securities held by the Fund and where the transactions are appropriate to reduction of risk, although the Fund may use these transactions as part of its overall investment strategy.

Limitations. The Fund may not enter into futures contracts or related options if, immediately thereafter, the sum of the amount of initial and variation margin deposits on outstanding futures contracts and premiums paid for related options would exceed 20% of the market value of their respective total assets. In addition, the Fund may not enter into futures contracts or purchase or sell related options (other than offsetting existing positions) if immediately thereafter the sum of the amount of initial margin deposits on outstanding futures contracts and premiums paid for related options would exceed 5% of the market value of its total assets.

Special Considerations Relating to Derivative Instruments. The Fund may take positions in financial futures contracts or options traded on registered securities exchanges and contract markets as a hedge, or may use these transactions as part of its overall investment strategy. However, for a hedge to be completely successful, the price changes of the hedging instruments should equal the price changes of the securities being hedged. To the extent the hedging instrument utilized does not involve specific securities in the portfolio, such equal price changes will not always be possible. The use of these instruments involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. Thus, hedging activities may not be completely successful in eliminating market value fluctuations of the portfolios. When using hedging instruments that do not specifically correlate with securities in the Fund's portfolio, the Advisor will attempt to create a very closely correlated hedge. In particular, hedging activities of the Fund based upon non-municipal debt securities or indexes may not correlate as closely to the Fund's portfolio as hedging activities based upon municipal debt securities or indexes. Nevertheless, hedging activities may be useful to the Fund, especially where closely correlated hedging activities based upon municipal securities or indexes are not available. See "Risks Associated with Futures and Futures Options" below. Further, the use of options rather than financial futures contracts to hedge portfolio securities may result in partial hedges because of the limits inherent in the exercise prices.

The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Advisor incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

While the Fund will not ordinarily incur brokerage commissions on the portfolio securities that it purchases, the Fund will pay brokerage commissions on its financial futures and options transactions. The Fund will also incur premium costs for purchasing put and call options. Brokerage commissions and premium costs may tend to reduce the yield of the Fund.

The Fund's ability to engage in hedging activities and certain portfolio transactions may be further limited by various investment restrictions of the Fund and certain income tax considerations. For example, the amount of assets that the Fund is permitted to invest in option and futures contracts is limited as described above; furthermore, the limitations on the percentage of gross income that the Fund may realize from transactions in these securities may restrict its ability to effect transactions in these securities. See "Taxes".

The value of some derivative instruments may be particularly sensitive to changes in prevailing interest rates, and, to the extent such instruments are used for non-hedging purposes in respect of the Fund, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Advisor to forecast interest rates and other economic factors correctly. If the Advisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
(iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Options and Indexes.

In connection with its hedging activities, the Fund may purchase put options or write (sell) call options on financial futures and debt securities.

The Fund may purchase put options as a defensive measure to minimize the impact of market price declines on the value of certain of the securities in each Fund's portfolio. The Fund may, in addition, write call options only to the extent necessary to neutralize a Fund's position in portfolio securities, i.e., balance changes in the market value of the portfolio securities and the changes in the market value of the call options. The Fund may also purchase call options and sell put options to close out open positions.

The Fund may utilize futures contracts on municipal bond indexes, or related put and call options on such index contracts, so long as there is an active trading market for the contracts. These contracts would be utilized as a hedge against changes in the market value of securities in the Fund's portfolio. The Fund's strategy in employing such contracts would be similar to the strategies discussed below regarding transactions in futures and options contracts generally.

A bond index or municipal bond index assigns relative values to the bonds included in the index. The index fluctuates with changes in the market values of those securities included. For example, the municipal bond index traded on the Chicago Board of Trade is The Bond Buyer Index, which includes forty tax-exempt long-term revenue and general obligation bonds.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

The premium that the Fund receives from writing a call option (or pays for buying a call option) will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates.

Options written by the Fund will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current market values of the underlying securities at the time the options are written. The Fund may engage in buy-and-write transactions in which the Fund simultaneously purchases a security and writes a call option thereon. Where a call option is written against a security subsequent to the purchase of that security, the resulting combined position is also referred to as a buy-and-write. A buy-and-write transaction using an in-the-money call option may be utilized when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. In such a transaction, the Fund's maximum gain will be the premium received from writing the option reduced by any excess of the price paid by the Fund for the underlying security over the exercise price. Buy-and-write transactions using at-the-money call options may be utilized when it is expected that the price of the underlying security will remain at or advance moderately during the option period. In such a transaction, the Fund's gain will be equal to the premium received from writing the option. Buy-and-write transactions using out-of-the-money call options may be utilized when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the foregoing situations, if the market price of the underlying security declines, the Fund may or may not realize a loss, depending on the extent to which such decline is offset by the premium received.

If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

Options on indexes are similar to options on debt instruments or equity securities, except that rather than the right to take or make delivery of a debt instrument or security at a specified price, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Unlike options on debt instruments or equity securities, gain or loss depends on the price movements in the securities included in the index rather than price movements in individual debt instruments or equity securities.

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Futures Contracts and Options on Futures Contracts. The Fund may invest in interest rate futures contracts and options thereon ("futures options").

An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments, including: the S&P 500; the S&P Midcap 400; the Nikkei 225; NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; and bank certificates of deposit.

The Fund may purchase and write call and put futures options, as specified in the prospectuses. Futures options possess many of the same characteristics as options on securities and indexes

(discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

To comply with applicable rules of the Commodity Futures Trading Commission ("CFTC") under which BNY Hamilton and the Fund avoid being deemed a "commodity pool" or a "commodity pool operator," the Fund intends generally to limit its use of futures contracts and futures options to "bona fide hedging" transactions, as such term is defined in applicable regulations, interpretations and practice. For example, the Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. The Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Advisor in accordance with procedures established by the Directors ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month).

If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

Additional Limitations on Use of Futures and Futures Options. When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Directors, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Directors, that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's Custodian).

When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Directors, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Directors, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

To the extent that securities with maturities greater than one year are used to segregate assets to cover the Fund's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on the Fund's portfolio securities. Thus, the use of a longer-term security may require the Fund to hold offsetting short-term securities to balance the Fund's portfolio such that the Fund's duration does not exceed the maximum permitted for the Fund in the prospectus.

The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, futures options or forward contracts. See "Taxes."

Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Swap Agreements. The Fund may enter into interest rate, index and credit swap agreements. The Fund may also enter into options on swap agreements ("swap options"). These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swap options.

Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Advisor in accordance with procedures established by the Directors, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements. In the case of the Fund, which may use swap options as part of its investment strategy, use of swap agreements or swap options will be successful in furthering its investment objective will depend on the Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into and determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility. This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system,
(3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent the Fund invests in these securities, however, the Advisor analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

                             INVESTMENT RESTRICTIONS

Fundamental Policies

In addition to its investment objective, the Fund is subject to certain investment restrictions that are deemed fundamental policies, i.e., policies that cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined under "Additional Information" below. See "Organization" and "Additional Information". The investment restrictions of the Fund follow.


The Fund may not invest less than 80% of its Assets in U.S. dollar-denominated fixed income securities that are exempt from federal income tax. "Assets" means nets assets plus the amount of borrowings for investment purposes.



In addition, the Fund may not:


1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments that are illiquid;

2. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to one-third of the value of the Fund's total assets, taken at cost at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction 10, or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts up to one-third of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the Fund's total assets. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests. This provision is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Fund's hedging activities are not deemed to be a pledge of assets;

3. Purchase securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer. Each state and political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member will be a separate issuer if the security is backed only by the assets and revenue of that issuer. If the security is guaranteed by another entity, the guarantor will be deemed to be the issuer. This limitation shall not apply to securities issued or guaranteed by the United States Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;

4. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of the relevant Fund's investment in such industry would exceed 25% of the value its total assets, except that the Fund may invest more than 25% of its assets in securities issued or guaranteed by the United States Government and its authorities, agencies, instrumentalities and political subdivisions;

5. Purchase industrial revenue bonds if, as a result of such purchase, more than 5% of the Fund's total assets would be invested in industrial revenue bonds where payment of principal and interest are the responsibility of companies with fewer than three years of operating history (including predecessors);

6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objectives and Policies");

7. Purchase or sell puts, calls, straddles, spreads or any combination thereof except to the extent that securities subject to a demand obligation, stand-by commitments and puts may be purchased (see "Investment Objectives and Policies"); real estate; commodities; commodity contracts, except for the Fund's interest in derivatives instruments as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase municipal bonds, notes or commercial paper secured by interest in real estate;

8. Purchase securities on margin, make short sales of securities or maintain a short position, except in the course of the Fund's hedging activities, unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short; provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities;

9. Invest in fixed time deposits with a duration of from two Business Days to seven calendar days if more than 5% of the Fund's total assets would be invested in such deposits;

10. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which the Fund is permitted to incur pursuant to Investment Restriction 2 and except that the Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. The Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

11. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder; or

12.  Act as an underwriter of securities.

                             DIRECTORS AND OFFICERS

The directors and executive officers of BNY Hamilton, together with information as to their principal occupations during the past five years are shown below. The "fund complex" consists of one investment company, BNY Hamilton, including 21 series thereunder.

Independent Directors

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Number of
                                               Term of                                      Portfolios in
                            Position(s)       Office and                                         Fund
                             Held with        Length of                                        Complex
   Name, Address, and           BNY          Time Served       Principal Occupation(s)       Overseen by       Other Directorships
          Age                 Hamilton            #              During Past 5 Years           Director         Held by Director
------------------------------------------------------------------------------------------------------------------------------------
Edward L. Gardner         Director and      Since May 12,   Chairman of the Board,          22              Vice Chair, New York
411 Theodore Fremd Ave.   Chairman of the   1995            President and Chief Executive                   Public Library
Rye, NY 10580             Board                             Officer, Industrial Solvents                    Conservator's Council,
Age 70                                                      Corporation, 1981 to                            2001 to Present;
                                                            Present(Petro-Chemical Sales)                   Member, Points
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Number of
                                               Term of                                      Portfolios in
                            Position(s)      Office and                                          Fund
                             Held with        Length of                                        Complex
   Name, Address, and           BNY          Time Served       Principal Occupation(s)       Overseen by       Other Directorships
          Age                 Hamilton            #              During Past 5 Years           Director         Held by Director
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            of Light Foundation,
                                                                                                            1995 to Present;
                                                                                                            President, Big
                                                                                                            Brothers/Big Sisters of
                                                                                                            America Foundation, 1992
                                                                                                            to Present; Chairman of
                                                                                                            the Board, Big Brothers/
                                                                                                            Big Sisters of New York
                                                                                                            City, 1992 to Present;
                                                                                                            Member, Rockefeller
                                                                                                            University Council, 1984
                                                                                                            to Present
------------------------------------------------------------------------------------------------------------------------------------
James E. Quinn            Director          Since           President, Tiffany & Co.,       22              Director, Mutual of
Tiffany & Co.                               November 15,    January 2003 to Present;                        America Capital
600 Madison Avenue                          1996            Member, Board of Directors,                     Management Co.; Trustee,
New York, NY  10022                                         Tiffany & Co., January 1995                     Museum of the City of
Age 53                                                      to Present; Vice Chairman,                      New York.
                                                            Tiffany & Co., 1999 to
                                                            Present; Executive Vice
                                                            President, Tiffany & Co.,
                                                            March 1992 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Karen R. Osar             Director          Since May 13,   Senior Vice President and       22              Director, Allergan,
70 Aviemore Drive                           1998            Chief Financial Officer,                        Inc.; Director, AGL
New Rochelle, NY 10804-                                     Crompton Corporation                            Resources, Inc.
4717                                                        (Chemical Manufacturing),
Age 55                                                      2004 to Present;
                                                            Senior Vice President and
                                                            Chief Financial Officer,
                                                            MeadWestvaco Corp. (Paper
                                                            Packaging), 2002 to 2003;
                                                            Senior Vice President and
                                                            Chief Financial Officer,
                                                            Westvaco Corp., 1999 to 2002;
                                                            Vice President & Treasurer,
                                                            Tenneco Inc. (Conglomerate
                                                            Manufacturing), 1994 to 1999;
                                                            Managing Director of
                                                            Corporate Finance Group, J.P.
                                                            Morgan & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
Kim D. Kelly              Director          Since August    Chief Executive Officer,        22              Chair of Cable
810 7th Avenue                              11, 1999        Arroyo Video, 2004 to                           Advertising Bureau,
New York, NY 10019                                          Present; Vice President,                        Director of AgileTV,
Age 48                                                      Chief Operating Officer and                     The Cable Center, and
                                                            Chief Financial Officer,                        Cable in the Classroom;
                                                            Insight Communications, 2000                    and Treasurer of Saint
                                                            to 2003; Chief Operating                        David's School.
                                                            Officer and Chief Financial
                                                            Officer, Insight
                                                            Communications, 1998 to 2000;
                                                            Chair of the National Cable
                                                            Telecommunications
                                                            Association (NCTA)
                                                            Subcommittee for
                                                            Telecommunications Policy and
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Number of
                                               Term of                                      Portfolios in
                            Position(s)      Office and                                          Fund
                             Held with        Length of                                        Complex
   Name, Address, and           BNY          Time Served       Principal Occupation(s)       Overseen by       Other Directorships
          Age                 Hamilton            #              During Past 5 Years           Director        Held by Director
------------------------------------------------------------------------------------------------------------------------------------
                                                            Member of NCTA Subcommittee
                                                            for Accounting.
------------------------------------------------------------------------------------------------------------------------------------
John R. Alchin            Director          Since August    Executive Vice President,
Comcast Corporation                         8, 2001         Co-Chief Financial Officer      22              None
1500 Market Street                                          and Treasurer, Comcast
Philadelphia, PA  19102                                     Corporation, 1990 to Present.
Age 56
------------------------------------------------------------------------------------------------------------------------------------

Interested Director

------------------------------------------------------------------------------------------------------------------------------------
Newton P.S. Merrill*      Director          Since           Retired; Senior Executive       22              Director, National
262 Central Park West,                      February 12,    Vice President, Bank of New                     Integrity Life
#12B,                                       2003            York, 1994 to 2003; Chairman                    Insurance, 2000 to
New York, NY 10024                                          and Director, Ivy Asset                         Present; Trustee, Museum
Age 65                                                      Management, 2000 to 2003.                       of the City of New York,
                                                                                                            1995 to Present;
                                                                                                            Director, Woods Hole
                                                                                                            Oceanographic Institute,
                                                                                                            1994 to Present; and
                                                                                                            Trustee, Edwin Gould
                                                                                                            Foundation for Children
                                                                                                            1970 to Present.
------------------------------------------------------------------------------------------------------------------------------------


Officers

------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Bannon           Chief Executive   Since May 12,   Executive Vice President and    22              --
The Bank of New York      Officer,          2003            Chief Investment Officer of
One Wall St.,             President                         the Advisor **, 1993 to
10th Floor New York,                                        Present. Chairman of the
NY 10286                                                    Advisor's Investment Policy
Age 52                                                      Committee.
------------------------------------------------------------------------------------------------------------------------------------
Michael A. Grunewald      Vice President    Since           Director of Client Services,    22              --
3435 Stelzer Road                           February 28,    BISYS Fund Services, Inc.**,
Columbus, OH 43219                          2001            1993 to Present
Age 33
------------------------------------------------------------------------------------------------------------------------------------
Guy Nordahl               Treasurer and     Since           Vice President, The Bank        22              --
One Wall Street           Principal         February 15,    of New York **, 1999 to
New York, NY 10286        Accounting        2005            Present
Age 39                    Officer


------------------------------------------------------------------------------------------------------------------------------------
Kim R. Smallman           Secretary         Since           Counsel, Legal Services,        22              --
100 Summer Street,                          November 10,    BISYS Fund Services, Inc.**,
15th Floor                                  2004            2002-Present; Attorney,
Boston, MA 02110                                            private practice, 2000 to
Age 31                                                      2002.


------------------------------------------------------------------------------------------------------------------------------------
Alaina V. Metz            Assistant         Since May 14,   Chief Administrator,            22              --
3435 Stelzer Road         Secretary         1997            Administration Services of
Columbus, OH 43219                                          BISYS Fund Services, Inc.**,
Age 36                                                      June 1995 to Present;
                                                            Supervisor of Mutual Fund
                                                            Legal Department, Alliance
                                                            Capital Management, May 1989
                                                            to June 1995.
------------------------------------------------------------------------------------------------------------------------------------

# Each Director shall hold office until his or her successor is elected and qualified. The officers of BNY Hamilton shall serve for one year and until their successors are duly elected and qualified, or at the pleasure of the Directors.

* Mr. Merrill is an "interested" Director by reason ownership of securities of The Bank of New York, the Fund's Advisor.
** This position is held with an affiliated person or principal underwriter of BNY Hamilton.

Responsibilities of the Board of Directors

The Board has responsibility for the overall management and operations of BNY Hamilton, including general supervision of the duties performed by the Advisor and other service providers.

Board of Director Committees


The Board of Directors has an Audit Committee, the members of which are Messrs. Alchin, Gardner and Quinn and Mmes. Osar (chair) and Kelly. The Audit Committee met times during the fiscal year ended December 31, 2004. The Board of Directors has determined that all members of the Audit Committee are "independent," as required by applicable listing standards of the New York Stock Exchange. The Audit Committee makes recommendations to the full Board of Directors with respect to the engagement of independent accountants and reviews with the independent accountants the plan and results of the audit engagement and matters having a material effect upon BNY Hamilton's financial operations. The Board of Directors does not have a nominating committee.

Ownership of Shares of BNY Hamilton*

----------------------------------------------------------------------------------------------
                                                                  Aggregate Dollar Range of
                                                               Equity Securities and/or Shares
                                                                   in All Funds Overseen by
                        Dollar Range of Equity Securities in        Director in Family of
   Name of Director                   the Fund                       Investment Companies
----------------------------------------------------------------------------------------------
Edward L. Gardner                       None                         Over $100,000
----------------------------------------------------------------------------------------------
James E. Quinn                          None                         Over $100,000
----------------------------------------------------------------------------------------------
Karen R. Osar                           None                         Over $100,000
----------------------------------------------------------------------------------------------
Kim D. Kelly                            None                         None
----------------------------------------------------------------------------------------------
John R. Alchin                          None                         None
----------------------------------------------------------------------------------------------
Newton P.S. Merrill**                   None                         $50,001 - $100,000
----------------------------------------------------------------------------------------------

     * As of December 31, 2004. As of that date, the Fund had not commenced operations.

     **   Interested Director

Ownership in BNY Hamilton's Advisor, the Subadvisor or Distributor

None of the Directors or their immediate family members owns beneficially or of record securities in the Fund's investment advisors or principal underwriter or entity directly or indirectly controlling, controlled by, or under common control with the Fund's investment advisors or principal underwriter.

Compensation of Directors

The following table sets forth certain information regarding the compensation of BNY Hamilton's Directors for the fiscal year ended December 31, 2004. In 2005, BNY Hamilton expects to pay each Director annual compensation of $40,000 and per-meeting fees of $4,000 (in-person meetings) and $2,000 (telephonic meetings), plus out-of-pocket expenses. In addition, the Chair of the Board of the Directors and the Chair of the Audit Committee each receive an additional $5,000 in annual compensation. During the fiscal year ended December 31, 2004, such compensation and fees amounted to $382,000, plus out-of-pocket expenses. The Directors and executive officers do not receive pension or retirement benefits.


                                                        Pension or
                                                        Retirement     Estimated       Total
                                          Aggregate      Benefits       Annual     Compensation
                                        Compensation    Accrued As     Benefits     paid by the
           Name of Person,                 paid by     Part of Fund      Upon      Fund Complex
              Position                    the Fund*      Expenses     Retirement   to Directors
-------------------------------------   ------------   ------------   ----------   ------------
Edward L. Gardner                          $989             $0            $0          $67,000
   Director and Chairman of the Board
James E. Quinn                             $932             $0            $0          $60,000

                                                        Pension or
                                                        Retirement     Estimated       Total
                                          Aggregate      Benefits       Annual     Compensation
                                        Compensation    Accrued As     Benefits     paid by the
           Name of Person,                 paid by     Part of Fund      Upon      Fund Complex
              Position                    the Fund*      Expenses     Retirement   to Directors
-------------------------------------   ------------   ------------   ----------   ------------
   Director
Karen Osar                                 $989             $0            $0          $67,000
   Director
Kim Kelly                                  $932             $0            $0          $65,000
   Director
John R. Alchin                             $932             $0            $0          $63,000
   Director
Newton P.S. Merrill                        $932             $0            $0          $60,000
   Director



* The Fund had not commenced operations as of the date of information provided in the table. Amounts represent estimates of compensation to be paid for the current fiscal year.


By virtue of the responsibilities assumed by the Advisor and the Administrator (see "Investment Advisor", "Administrator" and "Distributor") and the services provided by BNY Hamilton, the Fund has no employees; its officers are provided and compensated by BNY Hamilton Distributors, Inc. BNY Hamilton's officers conduct and supervise the business operations of each Fund.



The Bank of New York extends lines of credit to Comcast Corporation, a company of which Mr. Alchin is an officer, and one of its subsidiaries in the ordinary course of business. As of December 31, 2004, The Bank of New York had extended lines of credit to Comcast Corporation, and E! Entertainment, Inc., which represented 2.9% and 9.7%, respectively, of all the lines of credit of each such company. As of December 31, 2004, there were no amounts outstanding under the line of credit extended from The Bank of New York to Comcast Corporation or E! Entertainment, Inc.

The Bank of New York extends lines of credit to Tiffany & Co., a company of which Mr. Quinn is an officer, in the ordinary course of business. As of December 31, 2004, The Bank of New York had extended lines of credit to Tiffany & Co., which represented 20.2% of all the lines of credit of such company. As of that date, the loans outstanding from The Bank of New York to Tiffany & Co., including long-term senior debt, represented 1.8% of Tiffany & Co.'s total outstanding debt.


                               INVESTMENT ADVISOR

The investment advisor to the Funds is The Bank of New York, a bank organized under the laws of the State of New York with its principal offices at One Wall Street, New York, New York 10286. The Bank of New York is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, The Bank of New York offers a wide range of services, primarily to governmental, institutional, corporate and individual customers in the United States and throughout the world.

Under the terms of the Advisory Agreement, the investment advisory services that The Bank of New York provides to the Fund are not exclusive. The Bank of New York is free to and does render similar investment advisory services to others. The Bank of New York serves as investment advisor to personal investors and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which The Bank of New York serves as trustee. The accounts managed or advised by The Bank of New York have varying investment objectives and The Bank of New York invests assets of such accounts in investments substantially similar to, or the same as, those that are expected to constitute the principal investments of the Fund. Such accounts are supervised by officers and employees of The Bank of New York who may also be acting in similar capacities for the Fund. See "Portfolio Transactions and Brokerage".

The Fund is sub-advised by Gannett Welsh & Kotler, LLC ("GW&K"), a wholly-owned subsidiary of The Bank of New York. The Bank of New York pays GW&K a fee equal to 0.50% of the average daily net assets of the Fund.

The Bank of New York has contractually agreed to limit the expenses of the Fund to 0.79% of the average daily net assets of the Institutional Shares through April 30, 2007. The limitation will be accomplished by waiving all or a portion of its advisory, accounting, custodial and certain other service fees and, if necessary, reimbursing expenses.

The Investment Advisory Agreement and Subadvisory Agreement for the Fund must be specifically approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Directors and (ii) by a vote of a majority of the Directors of the Fund who are not "interested persons", as defined by the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. See "Directors and Officers". Each of the Investment Advisory Agreement and Subadvisory Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of the Fund's outstanding shares on 60 days' written notice to the Advisor and the subadvisor, in the case of the Subadvisory Agreement and by the Advisor or subadvisor on 60 days' written notice to BNY Hamilton. See "Additional Information".

In approving the Investment Advisory Agreement with The Bank of New York, at a meeting on November 10, 2004 (at which all of the Directors, including all of the Directors who are not "interested persons" of the Funds, were present throughout), the Directors evaluated, among other matters: (1) the nature and quality of services expected to be provided by The Bank of New York (because the Fund is new, there was not Fund-specific performance to be reviewed by the Board); (2) whether the Fund and its shareholders might benefit from any economies of scale, noting that the fee schedule for the Fund did not include any breakpoint reductions as Fund assets increase; (3) whether The Bank of New York would receive fall-out benefits that should be taken into consideration in negotiating the fee; (4) the investment personnel and compliance resources of The Bank of New York; and (5) the fees paid by comparable investment companies and expenses of comparable investment companies. The Board also considered contractual limits on Fund expenses undertaken by The Bank of New York, as set forth above. The Board noted that The Bank of New York would be responsible for compensating the Subadvisor for providing its services to the Fund.

As set forth below, the Board reviewed fee and expense information comparing the advisory fee, administration fee and expected expense ratio with comparable funds for each class of shares. The Board recognized that not all fees are directly comparable, as advisory fees and administrative fees for different investment companies may include different services than those to be provided to the Fund. In particular, the information reviewed illustrated that:

As compared to Institutional Load High Yield Municipal Funds, the Fund's Institutional Shares advisory fees (0.50) would be lower than the average (0.51) and the median (0.53) for 13 funds; the administrative fees (0.13) would be higher than the average (0.12) and the median (0.11) for 4 funds; and the expected expense ratio (0.89) (0.79 after the contractual waiver described above) would be below the average (0.82) and the median (0.84) for 13 funds.

In considering these matters, the Directors met separately with experienced 1940 Act counsel that is independent of The Bank of New York. The Directors considered such other matters as they considered relevant, including the overall services rendered by The Bank of New York to other BNY Hamilton Funds. The Directors recognized The Bank of New York's background and history as a financial institution and that, as of June 30, 2004, it managed more than $92 billion in investments for institutions and individuals.

No particular factor or item was necessarily conclusive and each Director placed varying degrees of weight on the different considerations noted. The materials prepared for the Directors' consideration of the Investment Advisory Agreement contained a memorandum from independent counsel discussing the factors to be considered by the Board.

In considering the Investment Subadvisory Agreement with GW&K, the Board met with representatives of GW&K and received a presentation regarding GW&K's resources, personnel, investment philosophy and procedures, and past performance. The Board noted that GW&K had advised individual and institutional clients since 1974 and (as of October 31, 2004) had assets under management in excess of $6.0 billion. The Board and representatives of GW&K discussed
GW&K's compliance structure, including that GW&K had not experienced any regulatory problems under applicable securities laws. The Board noted that GW&K's performance record with respect to a model portfolio of higher yielding municipal bonds compared favorably to (i.e., was higher than) the Lehman Municipal Aggregate Index. The Board also discussed with representatives of The Bank of New York the process by which GW&K was selected as sub-advisor. The Board noted that GW&K was a wholly-owned subsidiary of The Bank of New York and that The Bank of New York was responsible for compensating GW&K. In considering the Investment Subadvisory Agreement with GW&K, the Directors met separately with experienced 1940 Act counsel that is independent of The Bank of New York and GW&K.

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, The Bank of New York's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Bank of New York believes that it may perform the services for the Fund contemplated by the Investment Advisory Agreement without violating applicable banking laws or regulations. It is, however, possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent The Bank of New York from continuing to perform such services for the Fund.

If the Bank of New York were prohibited from acting as investment advisor to the Fund, it is expected that the Directors would recommend to the Fund's shareholders that they approve the Fund's entering into new investment advisory agreements with another qualified advisor selected by the Directors.


                                PORTFOLIO MANAGERS

Other Accounts Managed and Ownership of Fund Securities

Nancy Angell, John Fox and Martin Tourigny are the portfolio managers of the Fund. As of December 31, 2004, Ms. Angell, Mr. Fox and Mr. Tourigny jointly managed no other registered investment companies, no pooled investment vehicles and 5100 other accounts with total assets of $5,100,000,000. None of the accounts managed by Ms. Angell, Mr. Fox and Mr. Tourigny has performance-based advisory fees. As of the date hereof, Ms. Angell, Mr. Fox and Mr. Tourigny owned no shares of the Fund.

Description of Material Conflicts of Interest

The Fund's portfolio manager manages multiple portfolios for multiple clients. These accounts may include investment companies, separate accounts (assets managed on behalf of individuals and institutions such as pension funds, insurance companies and foundations), and bank collective and common trust accounts. The portfolio manager generally manages portfolios having substantially the same investment style as the Fund. However, the portfolios managed by the portfolio manager may not have portfolio compositions identical to that of the Fund due, for example, to specific investment limitations or guidelines present in some portfolio or the Fund but not others. The portfolio manager may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. The portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, the portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund. However, the compensation structure for the portfolio manager (discussed below under "- Compensation") generally does not provide any incentive to favor one account over another because that part of the manager's bonus based on performance is not based on the performance of one account to the exclusion of others.

Compensation

As of December 31, 2004, a Bank of New York portfolio manager's compensation generally consists of base salary, bonus, and various long-term incentive compensation vehicles, if eligible. In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all Bank employees.

In the case of portfolio managers responsible for managing BNY Hamilton Funds and managed accounts, the method used to determine their compensation is the same for all Funds and investment accounts. A portfolio manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by the Bank's Human Resources Department. A portfolio manager's base salary is generally a fixed amount that may change as a result of periodic reviews, upon assumption of new duties, or when a market adjustment of the position occurs.

A portfolio manager's bonus is determined by a number of factors. One factor is gross, pre-tax performance of the Fund relative to expectations for how the Fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in the Fund's portfolio. For each BNY Hamilton Fund, the performance factor depends on how the portfolio manager performs relative to the Fund's benchmark and the Fund's peer group, over one-year and three-year time periods. Additional factors include the portfolio manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The bonus is paid on an annual basis.


                                  ADMINISTRATOR

BNY Hamilton Distributors, Inc., an indirect wholly-owned subsidiary of the BISYS Group, Inc. serves as the Fund's administrator (the "Administrator") and will assist generally in supervising the operations of the Fund. The Administrator is a Delaware corporation organized to administer and distribute mutual funds; its offices are located at 100 Summer Street, 15th Floor, Boston, Massachusetts 02110.

The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Fund, including, among other things, providing the services of persons who may be appointed as officers and directors of BNY Hamilton, overseeing the performance of the transfer agent for the Fund, supervising purchase and redemption orders (made via telephone and mail) and monitoring the Distributor's compliance with the National Association of Securities Dealers, federal and state securities laws. The Administrator will also be responsible for coordinating and overseeing compliance by the Directors with Maryland corporate procedural requirements as the Fund is a series of a Maryland corporation. See "Description of Shares". The Administrator is also responsible for updating and printing the Fund's prospectuses and statements of additional information, administering shareholder meetings, producing proxy statements and annual and semi-annual reports, monitoring the Advisor's compliance with the stated investment objectives and restrictions of the Fund and ensuring that custodian, Fund accounting, transfer agency, administration, distribution, advisory and legal services are provided to the Fund in accordance with the respective agreements governing each relationship.

The Administration Agreement permits the Administrator to delegate certain of its responsibilities to other service providers. Pursuant to this authority, The Bank of New York will perform certain administrative functions for the Administrator. The Bank of New York is not an otherwise affiliated person of the Administrator.

The Fund will pay the Administrator an annual fee, accrued daily and payable monthly, equal to 0.125% of its first $300 million of average daily net assets and 0.10% of its average daily net assets in excess of $300 million.

The Administration Agreement between BNY Hamilton Funds, Inc. and the Administrator may be renewed or amended by the Directors without a shareholder vote.

                                   DISTRIBUTOR

In addition to acting as the Administrator, BNY Hamilton Distributors, Inc. acts as the Fund's exclusive Distributor and will hold itself available to receive purchase orders for Fund shares. The Distribution Agreement for the Fund must be approved in the same manner as the Investment Advisory Agreement described above under "Investment Advisor". The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of the Fund's outstanding shares as defined under "Additional Information". The Distributor may, at its own expense, assist in marketing the Fund's shares.

                      FUND, SHAREHOLDER AND OTHER SERVICES

BISYS Fund Services, Inc. ("BISYS"), P.O. Box 182785, Columbus, Ohio, 43218-2785, serves as the transfer agent for the Fund. As transfer agent, BISYS is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to investors' accounts. BISYS is also the dividend disbursing agent for the Fund.

The Directors, in addition to reviewing actions of the Fund's investment advisor, administrator and distributor, as set forth below, decide upon matters of general policy.

The Bank of New York, One Wall Street, New York, New York 10286, serves as the custodian (the "Custodian") and fund accounting agent for the Fund.

On February 16, 2005, the Fund's Audit Committee and Board of Directors approved the engagement of Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103 as the Fund's independent auditors, effective upon completion of customary client acceptance procedures and the execution of an engagement letter. The independent auditors of the Fund must be approved annually by the Audit Committee and the Board to continue in such capacity. They will perform audit services for the Fund including the examination of financial statements included in the annual report to shareholders.

                                 CODE OF ETHICS

BNY Hamilton, the Advisor, GW&K and the Administrator each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of BNY Hamilton, the Advisor, GW&K and the Administrator from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect exempt transactions, required to preclear certain transactions and to report certain transactions on a regular basis.

                              PROXY VOTING POLICIES

The Advisor has been delegated the authority and responsibility to vote the proxies of certain of its trust and investment advisory clients, including the Fund. The Advisor understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

The Advisor has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process and procedures. The Advisor has elected to retain Institutional Shareholder Services, Inc. ("ISS") as a proxy consultant. ISS is currently performing certain proxy-related services pursuant to these procedures, including providing research and making voting determinations in accordance with the proxy voting guidelines, voting and submitting proxies and related administrative and recordkeeping functions. In addition, the Advisor has determined that, except as set forth in the proxy policy and noted below, proxies will be voted in accordance with the voting recommendations contained in the proxy voting guidelines, which have been prepared by the Advisor and ISS. If the guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with ISS recommendations.

As ISS will vote proxies in accordance with the proxy voting guidelines, the Advisor believes that this process is reasonably designed to address material conflicts of interest that may arise between the Advisor and the Fund as to how proxies are voted. If an investment professional (a portfolio manager, the Advisor's Chief Investment Officer or other investment professional) believes that it may be in the best interest of the Fund to vote in a manner inconsistent with ISS' recommendations, such investment professional must contact the Proxy Committee and complete a questionnaire to allow the Proxy Committee to review the recommendation and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between the Advisor and the Fund with respect to the voting of the proxy in that manner. If the proxy guidelines do not address how a proxy should be voted and ISS refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After making such a determination, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between the Advisor and the Fund with respect to the voting of the proxy in that manner.

Although the proxy guidelines detail numerous specific instances and possible proposals, the guidelines provide that ISS will generally vote "for" management proposals on routine business; case by case on management proposals related to directors (though "for" routine matters and "against" classification of the Board); case by case on management proposals related to a company's capitalization, reorganizations or merger proposals, and non-salary compensation issues; "against" management proposals on anti-takeover related proposals; and "against" or case by case on most shareholder proposals, including social issues.

A complete copy of the Proxy Policy may be obtained by writing to: Charles Goodfellow, The Bank of New York, 1290 Avenue of the Americas, New York, New York 10104.

Information on how the Fund voted proxies relating to portfolio securities will be available (1) without charge, upon request, upon calling 1-800-426-9363 and
(2) on the SEC's website at http://www.sec.gov.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund views holdings information as sensitive and limits the dissemination of material non-public holdings information to circumstances in accordance with the guidelines outlined below.

1. The Fund will provide a full list of its holdings as of the end of the Fund's fiscal quarter on www.bnyhamilton.com 60 days after its fiscal quarter-end;

2. The Fund will provide its top ten holdings as of the end of the calendar quarter on BNY Hamilton's web site 15 days or more after the calendar quarter-end;

3. The Fund will provide summary composition data derived from Fund holdings information as of the end of the calendar quarter on BNY Hamilton's web site 15 days or more after the calendar quarter-end;


4. The Fund will provide material non-public holdings information to third parties that (i) calculate information derived from holdings either for use by the Advisor or by firms that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), and (ii) enter into agreements that specify that (a) holdings information will be kept confidential, (b) no employee shall use the information for their personal benefit (including trading), (c) the firms certify their information security policies and procedures, and (d) the nature and type of information that may be disclosed to third parties shall be limited.


5. Except as discussed below, the Fund may provide to ratings and rankings organizations the same information at the same time it is filed with the SEC or one day after the information is provided on BNY Hamilton's web site.

The information referenced in (1), (2) and (3) above, will be available on the website until disclosed in the Fund's Form N-CSR or Form N-Q that is filed with the SEC for the relevant period.

The entities that may receive the information described in (4) above are: (i) Morningstar, Inc. (full holdings quarterly, 25 days after quarter-end); (ii) Lipper (full holdings quarterly, 25 days after quarter-end; (iii) Thomson Financial (full holdings quarterly, 25 days after quarter-end); and (iv) S&P (full holdings quarterly, 25 days after quarter-end). In addition, Morningstar, Lipper, Thomson Financial, S&P, the Investment Company Institute and Value Line each receive each Fund's top ten holdings and industry breakdowns on a quarterly basis, one month after quarter end.

The Fund may also disclose to an issuer the number of shares of the issuer (or the percentage of outstanding shares) held by the Fund.

Employees of The Bank of New York, in its capacity as the Fund's investment adviser, and each of the sub-advisers and each of their respective affiliates, that are access persons under the Fund's codes of ethics, have access to Fund holdings on a regular basis. In addition, The Bank of New York, in its capacity as the Fund's custodian and sub-administrator, and BNY Hamilton Distributors, Inc., in its capacity as the Fund's administrator, has access to full holdings on a regular basis.

In addition, material non-public holdings information may be provided as part of the normal investment activities of the Fund to: auditors; broker-dealers in connection with the purchase or sale of Fund securities or requests for price quotations or bids on one or more securities; counsel to the Fund or the non-interested Directors; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation.

The service providers to which the Fund voluntarily provides holdings information, either by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed.

Neither the Fund nor The Bank of New York will provide portfolio holdings information to any individual, investor or other person or entity (other than those outlined above) unless specifically authorized by the Fund's Chief Compliance Officer ("CCO"). The CCO will assess each request for access on a case-by-case basis in order to determine whether the granting of such request would (i) serve a legitimate business purpose and (ii) be in the best interests of Fund shareholders. All approvals of disclosure requests will be reported to the Board of Directors at its next meeting.


To the extent that a disclosure request is granted, the recipient of such information shall be required to enter into agreements that specify that (i) holdings information will be kept confidential, (ii) no employee shall use the information for their personal benefit (including trading), (iii) the firms certify their information security policies and procedures, and (iv) the nature and type of information that may be disclosed to third parties shall be limited.


In the event portfolio holdings disclosure made pursuant to the Fund's policies and procedures present a conflict of interest between the Fund's shareholders and The Bank of New York, a sub-adviser, the Fund's distributor or any other affiliated person of the Fund, the disclosure will not be made unless a majority of the independent Directors approves such disclosure.


The Bank of New York will not enter into any arrangements with third parties from which it would derive any benefit, monetary or other, for the disclosure of material non-public holdings information. If, in the future, the Bank of New York desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the Fund's SAI.


There is no assurance that the BNY Hamilton Funds' policies on holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of that information.

                               PURCHASE OF SHARES

Investors may open Fund accounts and purchase shares as described in the Prospectuses under "Purchase of Shares".

The Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value plus applicable sales charges, if any) at the discretion of the Fund, although the Fund would expect to accept securities in payment for Fund shares only infrequently. Generally, the Fund will only consider accepting securities (i) to increase its holdings in one or more portfolio securities or (ii) if the Advisor determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. The Fund may reject in whole or in part offers to pay for Fund shares with securities and may discontinue its practice of accepting securities as payment for Fund shares at any time without notice. The Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities of the Fund. See "Net Asset Value".

The Fund offers one share classes - Institutional Shares. Institutional Shares are not subject to any sales charges.

                              REDEMPTION OF SHARES

Investors may redeem shares as described in the Prospectuses under "Redemption of Shares".

Shareholders redeeming their shares by telephone should be aware that neither the Fund nor any of its service contractors will be liable for any loss or expense for acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number, recent transactions in the account, and the account holder's social security or taxpayer's identification number, address and/or bank). To the extent the Fund fails to use reasonable procedures as a basis for its belief, it and/or its service contractors may be liable for instructions that prove to be fraudulent or unauthorized.

If the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price, in lieu of cash, in whole or in part by a distribution in kind of securities from the portfolio of the Fund in conformity with the applicable rules of the Securities and Exchange Commission. If shares are redeemed in kind, the redeeming shareholder may incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value", and such valuation will be made as of the same time the redemption price is determined.

Further Redemption Information. The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows:
(i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of an emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission may permit.

                               EXCHANGE OF SHARES

Shareholders purchasing shares directly from the Fund may exchange those shares at the current net asset value per share for other BNY Hamilton Funds that have a similar class of shares; in accordance with the terms of the current prospectus of the BNY Hamilton Fund being acquired. Requests for exchange are made in the same manner as requests for redemptions. See "Redemption of Shares". Shares of the BNY Hamilton Fund to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege.

                           DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in the Fund's Prospectuses.

                                 NET ASSET VALUE

The Fund will compute its net asset value per share for each of its classes once daily on Monday through Friday as described under "Net Asset Value" in the Prospectus, except that net asset value of any class need not be computed on a day in which no orders to purchase or redeem shares of such class have been received or on any day that the New York Stock Exchange is closed for business.

The value of investments listed on a domestic securities exchange, other than options on stock indexes, is based on the last sale price as of the close of regular trading hours on the New York

Stock Exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.

For purposes of calculating net asset value per share for each class of shares in the Fund, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the prevailing market rates available at the time of valuation.

Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges, which is currently 4:10 P.M., New York City time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges, which is currently 4:15 P.M., New York City time. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Directors. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments, which mature in 60 days or less, are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Directors.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Directors.

                                PERFORMANCE DATA

From time to time, the Fund may quote performance in terms of yield, actual distributions, total return (before and after taxes), or capital appreciation in reports, sales literature, and advertisements published by the Fund. Current performance information for the Fund may be obtained by calling the number provided on the cover page of this Statement of Additional Information.

Total Return Quotations. As required by regulations of the Securities and Exchange Commission, the annualized total return (before and after taxes) of the Fund for a period will be computed by assuming a hypothetical initial payment of $10,000. It will then be assumed that all of the dividends and distributions over the period are reinvested and that the entire amount will be redeemed at the end of the period. The annualized total return will then be calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption. Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated. The returns reflect the effect of expense subsidies and the return numbers would be lower if there were no subsidies. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The calculations do not consider any potential tax liabilities other than federal tax liabilities.

The total returns for the Fund are not included because the Fund has not commenced operations as of the date of this Statement of Additional Information.

General. The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

From time to time, the yields and the total returns (including total returns after taxes on distributions and redemption) of each class of shares of the Fund may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Fund may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of the Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time, advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as, the views of the investment advisor as to current market, economic trade and interest rate trends, legislative, regulatory and monetary developments, investments strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, Treasury bills and shares of the Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, the Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Fund is generally available by calling 1-800-426-9363.

Comparative performance information may be used from time to time in advertising the Fund's shares, including, but not limited to, data from Lipper Analytical Services, Inc., the S&P 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Lehman Brothers indexes, the Frank Russell Indexes and other industry publications.

From time to time, the Fund may include in advertisements, sales literature and reports to shareholders general comparative information such as statistical data regarding inflation, securities indices or the features of performance of alternative investments. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund. In addition, in such communications, the Advisor may offer opinions on current economic conditions.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Securities of the Fund typically are purchased via a domestic or foreign securities exchange, in the over-the-counter market or pursuant to an underwritten offering. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

Portfolio Turnover. The Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation.

In connection with portfolio transactions for the Fund, the overriding objective is to obtain the best possible execution of purchase and sale orders. In selecting a broker, the Advisor and the Subadvisor consider a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Advisor or the Subadvisor decides that the broker chosen will provide the best possible execution. The Advisor or the Subadvisor will monitor the reasonableness of the brokerage commissions paid in light of the execution received. The Directors will review regularly the reasonableness of commissions and other transaction costs incurred by the Fund in light of facts and circumstances deemed relevant from time to time, and, in that connection, receive reports from the Advisor or the Subadvisor and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Advisor or the Subadvisor has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all of the Advisor's or the Subadvisor's clients and not solely or necessarily for the benefit of the Fund. The Advisor and the Subadvisor believe that the value of research services received is not determinable and does not significantly reduce their respective expenses. The Fund will not reduce its respective fees paid to the Advisor or the Subadvisor by any amount that might be attributable to the value of such services.

Subject to the overriding objective of obtaining the best possible execution of orders, the Advisor or the subadvisor may allocate a portion of any or all of the Fund's portfolio brokerage transactions to affiliates of the Advisor or the subadvisor. In order for affiliates of the Advisor or the subadvisor to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Directors, including a majority of the Directors who are not "interested persons", have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.

Portfolio securities will not be purchased from or through or sold to or through the Fund's Administrator, Distributor, Advisor (or the subadvisor) or any "affiliated person", as defined in the 1940 Act, of the Administrator, Distributor or Advisor (or the subadvisor) when such entities are acting as principals, except to the extent permitted by law. In addition, the Fund will not purchase securities during the existence of any underwriting group (or the subadvisors) relating thereto of which the Advisor, the subadvisor or any of their respective affiliates of the Advisor is a member, except to the extent permitted by law.

On those occasions when the Advisor (or the subadvisor) deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, including the other BNY Hamilton Funds, to the extent permitted by applicable laws and regulations, the Advisor (or the subadvisor) may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Advisor (or the subadvisor), in the manner it considers to be most equitable and consistent with the Advisor's (or the subadvisor's) fiduciary obligations to the Fund. In some instances, this procedure might adversely affect the Fund.

If the Fund effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Fund may write may be affected by options written by the Advisor (or the subadvisor) for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

                              DESCRIPTION OF SHARES

BNY Hamilton is a registered, open-end investment company organized under the laws of the State of Maryland on May 1, 1992. The Articles of Incorporation currently permit the Corporation to issue 36,000,000,000 shares of common stock, par value $0.001 per share, of which shares of the Fund have been classified as follows:

                                                    Number of Shares of
   Name of Series and Classes Thereof                 Common Allocated
-------------------------------------------------   -------------------
BNY Hamilton Municipal Enhanced Yield Equity Fund
          Institutional Shares                          200,000,000

Shares of BNY Hamilton do not have preemptive or conversion rights and are fully paid and nonassessable by BNY Hamilton. The rights of redemption and exchange are described in the Prospectus and elsewhere in this Statement of Additional Information.

The shareholders of the Fund are entitled to a full vote for each full share held and to a fractional vote for each fractional share. Subject to the 1940 Act and Maryland law, the Directors themselves have the power to alter the number and the terms of office of the Directors, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successor; provided, however, that immediately after such appointment the requisite majority of the Directors have been elected by the shareholders of the BNY Hamilton Funds. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being selected while the holders of the remaining shares would be unable to elect any Directors. It is the intention of BNY Hamilton not to hold annual shareholder meetings. The Directors may call shareholder meetings for action by shareholder vote as may be required by either the 1940 Act or the Articles of Incorporation.

BNY Hamilton, if requested to do so by the holders of at least 10% of shareholders of all series aggregated as a class, will call a meeting of shareholders for the purpose of voting upon the question of the removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

The Articles of Incorporation contain a provision permitted under the Maryland General Corporation Law that under certain circumstances eliminates the personal liability of the Directors to BNY Hamilton or its shareholders. The Articles of Incorporation and the Bylaws of BNY Hamilton provide that BNY Hamilton will indemnify the Directors, officers and employees of the Funds to the full extent permitted by the Maryland General Corporation Law, which permits indemnification of such persons against liabilities and expenses incurred in connection with proceedings in which they may be involved because of their offices or employment with BNY Hamilton. However, nothing in the Articles of Incorporation or the Bylaws of BNY

Hamilton protects or indemnifies a Director, officer or employee against any liability to BNY Hamilton or its shareholders to which he or she would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

For information relating to mandatory redemption of Fund shares or, under certain circumstances, their redemption at the option of the Fund, see "Redemption of Shares" in the Prospectuses.

                                      TAXES

The Fund generally will be treated as a separate corporation for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Tax Code") generally will be applied to each BNY Hamilton Fund separately, rather than BNY Hamilton as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for the Fund.

The Fund intends to qualify, and intends to remain qualified, as a regulated investment company under Subchapter M of the Tax Code. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's assets is represented by cash, United States Government securities, securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets, and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than United States Government securities or the securities of other regulated investment companies). As a regulated investment company, the Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed at least annually. If for any year the Fund does not qualify as a regulated investment company, all of its taxable income, including its net capital gain, will be subject to tax at the regular corporate rate, with no deduction for distributions to shareholders. Such distributions will generally be taxable to shareholders as qualified dividend income (as discussed below), and will generally result in a dividends received deduction for a corporate shareholder.

Under the Tax Code, the Fund will be subject to a 4% excise tax on a portion of its undistributed income if it fails to meet certain distribution requirements by the end of the calendar year. The Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

For federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are generally taxable to shareholders of the Fund whether such distributions are taken in cash or reinvested in additional shares.

Dividends of net investments income paid to a non-corporate U.S. shareholder before January 1, 2009 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. However, the amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to Fund shares. Dividends of net investment income that are not designated as qualified dividend income will be taxable to shareholder as ordinary income rates. Not all dividends from the Fund are expected to be qualified dividend income.

The Fund expects that a portion of these distributions to its corporate shareholders will be eligible for the 70% dividends-received deduction. Distributions of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders of the Fund as long-term capital gains, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund, and are not eligible for the dividends-received deduction. Individual shareholders will be subject to federal income tax on distributions of net long-term capital gains recognized before June 1, 2009 at a maximum rate of 15% if designated as derived from the Fund's capital gains from property held for more than one year.

A gain or loss realized by a shareholder on the redemption, sale or exchange of shares held as a capital asset will be capital gain or loss and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Individual shareholders will be subject to federal income tax on long-term capital gain recognized before June 1, 2009 at a maximum rate of 15% in respect of shares held for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Any loss realized by a shareholder on the disposition of shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund.

Prospective investors in the Fund should be aware that distributions of net investment income or net long-term capital gains from the Fund will have the effect of reducing the net asset value of each class of the Fund's shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution represents a return of invested capital. Investors should consider the tax implications of buying shares in the Fund just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.

Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where, if applicable, the Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale price for the securities sold.

Under the Tax Code, gains or losses attributable to dispositions of foreign currency or to foreign currency contracts, or to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by the Fund, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Forward currency contracts, options and futures contracts entered into by the Fund may create "straddles" for federal income tax purposes and this may affect the character and timing of gains or losses realized by the Fund on forward currency contracts, options and futures contracts or on the underlying securities.

Certain options, futures and foreign currency contracts held by the Fund at the end of each fiscal year will be required to be "marked-to-market" for federal income tax purposes, i.e., treated as having been sold at market value. For options and futures contracts, sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss, regardless of how long the Fund has held such options or futures. Any gain or loss recognized on foreign currency contracts will be treated as ordinary income, unless an election under Section 988 (a) (1) (B) of the Tax Code is made, in which case the rule for options and futures contracts will apply.

The Fund may invest in equity securities of foreign issuers. If the Fund purchases shares in certain foreign investment companies, known as "passive foreign investment companies" ("PFICs"), they may be subject to federal income tax on a portion of an "excess distribution" from such passive foreign investment companies or gain from the disposition of such shares, even though such income may have to be distributed as a taxable dividend by the Fund to its shareholders. In addition, certain interest charges may be imposed on the Fund or its shareholders in respect of unpaid taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elected to treat the PFIC as a qualified electing fund (a "QEF"), in lieu of the foregoing requirements, the Fund would be required each year to include in its income and distribute to shareholders a pro rata portion of the QEF's ordinary earnings and net capital gain, whether or not distributed to the Fund. Alternatively, for each taxable year, the Fund will be permitted to "mark-to-market" any marketable stock held by the Fund in a passive foreign investment company. If the Fund made such an election, the Fund would be required to include in income each year and distribute to shareholders in accordance with the distributions requirements of the Tax Code, an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the adjusted basis of such stock at that time. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark to market gains with respect to the stock included by the Fund for prior taxable years. Notwithstanding any election made by the Fund, dividends received from the Fund will not constitute qualified dividend income (as discussed above) if the Fund is a PFIC either in the taxable year of the distribution or the preceding taxable year. Instead, distributions will be taxed at ordinary income rates.

It is expected that the Fund may be subject to foreign withholding taxes with respect to income received from sources within foreign countries.

The Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states that have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

Foreign Shareholders. Dividends of net investment income and distributions of realized net short-term gains in excess of net long-term losses to a shareholder who, as to the United States, is a non-resident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to United States withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a United States trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to United States individuals or domestic corporations. Distributions of net long-term capital gains to foreign shareholders will not be subject to United States tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a foreign shareholder who is a non-resident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a non-resident alien individual and who is not otherwise subject to withholding as described above, the Fund may be required to withhold United States federal income tax at the rate of 30% unless IRS Form W-8 is provided. The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders in the Fund are urged to consult their own tax advisers with respect to the particular tax consequences.

Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to United States federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for United States federal estate tax purposes.

                              FINANCIAL STATEMENTS

Since the Fund had not commenced operations as of the date of this SAI, there are no financial statements to include in this SAI.

PART C

OTHER INFORMATION

Item 23. Exhibits.

    Exhibit
    Number    Description
    -------   -----------
    (1) (a)   Articles of Incorporation of Registrant, incorporated by
              reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
        (b)   Articles of Amendment, dated June 29, 1992, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
        (c)   Articles Supplementary, dated June 29, 1994.*
        (d)   Articles Supplementary, dated August 15, 1995.*
        (e)   Articles of Amendment, dated January 22, 1997, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
        (f)   Articles Supplementary, dated January 22, 1997, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
        (g)   Articles Supplementary, dated April 30, 1999, incorporated by reference to Post-Effective Amendment No. 13, filed on April 30, 1999.
        (h)   Form of Articles Supplementary, dated September 17, 1999,
              incorporated by reference to Post-Effective Amendment No. 14, filed on September 23, 1999.
        (i)   Articles Supplementary, dated February 15, 2000, incorporated by reference to Post-Effective Amendment No. 17, filed on April 30, 2001.
        (j)   Articles Supplementary, dated February 26, 2001, incorporated by reference to Post-Effective Amendment No. 17, filed on April 30, 2001.
        (k)   Articles Supplementary, dated April 2, 2001, incorporated by reference to Post-Effective Amendment No. 17, filed on April 30, 2001.
        (l)   Articles Supplementary, dated November 14, 2001, incorporated by reference to Post-Effective Amendment No. 19, filed on December 18, 2001.
        (m)   Articles Supplementary, dated March 26, 2002, incorporated by reference to Post-Effective Amendment No. 22, filed on April 29, 2002.
        (n)   Articles of Amendment, dated May 22, 2002, incorporated by reference to Post-Effective Amendment No. 24, filed on May 24, 2002.
        (o)   Articles Supplementary, dated May 22, 2002, incorporated by reference to Post-Effective Amendment No. 24, filed on May 24, 2002.
        (p)   Articles Supplementary, dated February 25, 2003, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.
        (q)   Form of Articles of Amendment, dated January 26, 2004,
              incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.
        (r)   Form of Articles Supplementary, dated January 26, 2004,
              incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.
        (s)   Articles Supplementary, dated January 7, 2005, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.
        (t)   Articles of Amendment, dated January 7, 2005, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.
        (u)   Articles Supplementary, dated April 15, 2005. #
    (2)       Bylaws of Registrant, as amended, incorporated by reference to
              Post-Effective Amendment No. 34, filed on January 26, 2004.
    (3)       Not Applicable.

    (4) (a)   Form of Specimen stock certificate of common stock of BNY
              Hamilton Money Fund, incorporated by reference to Pre-Effective Amendment No. 2, filed on July 7, 1992.
        (b) Form of Specimen stock certificate of common stock of BNY Hamilton Intermediate Government Fund, incorporated by reference to Pre-Effective Amendment No. 2, filed on July 7, 1992.
        (c) Form of specimen stock certificate of common stock of BNY Hamilton Intermediate New York Tax-Exempt Fund, incorporated by reference to Pre-Effective Amendment No. 2, filed on July 7, 1992.
        (d) Form of specimen stock certificate of common stock of BNY Hamilton Equity Income Fund, incorporated by reference to Pre-Effective Amendment No. 2, filed on July 7, 1992.
    (5) (a) Investment Advisory Agreement between BNY Hamilton Money Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
        (b) Investment Advisory Agreement between BNY Hamilton Intermediate Government Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
        (c) Investment Advisory Agreement between BNY Hamilton Intermediate New York Tax-Exempt Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
        (d) Investment Advisory Agreement between BNY Hamilton Equity Income Fund and The Bank of New York, incorporated by reference to
              Post-Effective Amendment No. 12, filed on February 26, 1999.
        (e)   Investment Advisory Agreement between BNY Hamilton Treasury Money
              Fund and The Bank of New York, incorporated by reference to
              Post-Effective Amendment No. 9, filed on January 24, 1997.
        (f) Investment Advisory Agreement between BNY Hamilton Large Cap Growth Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
        (g) Investment Advisory Agreement between BNY Hamilton Small Cap Growth Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
        (h) Investment Advisory Agreement between BNY Hamilton International Equity Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
        (i) Investment Advisory Agreement between BNY Hamilton Intermediate Investment Grade Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
        (j) Investment Advisory Agreement between BNY Hamilton Intermediate Tax-Exempt Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
        (k) Investment Advisory Agreement between BNY Hamilton Large Cap Growth CRT Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 15, filed on December 30, 1999.
        (l) Investment Advisory Agreement between BNY Hamilton Small Cap Growth CRT Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 15, filed on December 30, 1999.
        (m) Investment Advisory Agreement between BNY Hamilton International Equity CRT Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 15, filed on December 30, 1999.
        (n) Investment Advisory Agreement between BNY Hamilton U.S. Bond Market Index Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.
        (o) Investment Advisory Agreement between BNY Hamilton S&P 500 Index Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.
        (p) Investment Advisory Agreement between BNY Hamilton Large Cap Value Fund and The Bank of New York, incorporated by reference to
              Post-Effective Amendment No. 16, filed on April 4, 2000.
        (q)   Form of Investment Advisory Agreement between BNY Hamilton New
              York Tax-Free Money Market Fund and The Bank of New York,
              incorporated by reference to Post-Effective Amendment No. 19, filed on December 18, 2001.

        (r) Form of Investment Advisory Agreement between BNY Hamilton Enhanced Income Fund and The Bank of New York., incorporated by reference to Post-Effective Amendment No. 22, filed on April 29, 2002.
        (s) Form of Investment Advisory Agreement between BNY Hamilton Multi-Cap Equity Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 24, filed on May 24, 2002.
        (t) Sub-advisory Agreement between BNY Hamilton Large Cap Value Fund and Estabrook Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.
        (u) Form of Sub-advisory Agreement between The Bank of New York and Gannett Welsh & Kotler LLC, with respect to the BNY Hamilton Multi-Cap Equity Fund, incorporated by reference to Post-Effective Amendment No. 24, filed on May 24, 2002.
        (v) Form of Investment Advisory Agreement between BNY Hamilton High Yield Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.
        (w) Form of Sub-Advisory Agreement between The Bank of New York and Seix Investment Advisors Inc. with respect to the BNY Hamilton High Yield Fund, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.
        (x) Form of Investment Advisory Agreement between BNY Hamilton Small Cap Core Equity Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.
        (y) Form of Sub-Advisory Agreement between The Bank of New York and Gannett Welsh & Kotler LLC, with respect to BNY Hamilton Small Cap Core Equity Fund, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.
        (z) Form of Investment Advisory Agreement between BNY Hamilton Municipal Enhanced Yield Fund and The Bank of New York. #
        (aa) Form of Sub-Advisory Agreement between The Bank of New York and Gannett Welsh & Kotler with respect to BNY Hamilton Municipal Enhanced Yield Fund. #
    (6) (a) Amended and Restated Distribution Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No.34, filed on January 26, 2004.
        (b) Form of Amendment to Amended and Restated Distribution Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.
        (c) Amended and Restated Distribution Agreement between Registrant and BNY Hamilton Distributors, Inc. and amended Schedule A thereto, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.
    (7)       Not Applicable.
    (8) (a) Custody Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
        (b) Cash Management and Related Services Agreement between each series of Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
        (c) Supplement to Custody Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
        (d) Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
        (e) Additional Supplement to Custody Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 15, filed on December 30, 1999.
        (f) Additional Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 15, filed on December 30, 1999.
        (g) Additional Supplement to Custody Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.

        (h) Additional Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.
        (i) Amended and Restated Appendix B to Custody Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.
        (j) Amended and Restated Schedule A to the Cash Management and Related Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.
        (k) Amended and Restated Appendix B to Custody Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.
        (l) Amended and Restated Schedule A to the Cash Management and Related Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.
    (9) (a) Administration Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
        (b) Fund Accounting Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
        (c) Form of Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc., incorporated by reference to Post-Effective Amendment No. 8, filed on April 29, 1996.
        (d) Form of Shareholder Servicing Agreement, incorporated by reference to Post-Effective Amendment No. 13, filed on April 30, 1999.
        (e) Form of Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
        (f) Shareholder Servicing Plan of BNY Hamilton Money Fund (Hamilton Premier Shares), incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
        (g)   No longer applicable.
        (h) Form of Shareholder Servicing Plan of BNY Hamilton Money Fund (Hamilton Classic Shares), incorporated by reference to
              Post-Effective Amendment No. 12, filed on February 26, 1999.
        (i)   Supplement to Administration Agreement between Registrant and BNY
              Hamilton Distributors, Inc., incorporated by reference to
              Post-Effective Amendment No. 9, filed on January 24, 1997.
        (j) Supplement to Fund Accounting Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
        (k) Updated Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc., incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
        (l) Shareholder Servicing Plan of BNY Hamilton Treasury Money Fund (Hamilton Premier Shares), incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
        (m) Supplement to Form of Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
        (n) Revised Fund Accounting Services Agreement between BNY Hamilton International Equity Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 11, filed on April 30, 1998.
        (o) Form of Shareholder Servicing Plan of BNY Hamilton Treasury Money Fund - Hamilton Classic Shares, incorporated by reference to
              Post-Effective Amendment No. 12, filed on February 26, 1999.
        (p)   Supplement to Administration Agreement between Registrant and BNY
              Hamilton Distributors, Inc., incorporated by reference to
              Post-Effective Amendment No. 16, filed on April 4, 2000.
        (q) Supplement to Fund Accounting Services Agreement between Registrant and The Bank of New York., incorporated by reference to
              Post-Effective Amendment No. 16, filed on April 4, 2000.
        (r)   Supplement to Transfer Agency Agreement between Registrant and
              BISYS Fund Services, Inc., incorporated by reference to
              Post-Effective Amendment No. 16, filed on April 4, 2000.
        (s) Supplement to Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.

        (t) Form of Shareholder Servicing Plan of BNY Hamilton New York Tax-Free Money Market Fund (Hamilton Premier Shares), incorporated by reference to Post-Effective Amendment No.34, filed on January 26, 2004.
        (u)   Form of Shareholder Servicing Plan of BNY Hamilton New York
              Tax-Free Money Market Fund (Hamilton Classic Shares).*
        (v)   (i)Code of Ethics as adopted for the BNY Hamilton Funds, Inc, incorporated by reference to Post-Effective Amendment No. 17, filed on April 30, 2001.
              (ii) Code of Ethics as adopted for Estabrook Capital Management LLC, incorporated by reference to Post-Effective Amendment No. 17, filed on April 30, 2001.
              (iii) Code of Ethics as adopted for Gannett, Welsh & Kotler,
              LLC. #
              (iv) Code of Ethics as adopted for Seix Investment Advisors Inc., incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.
        (w) Form of Amended and Restated Rule 18f-3 Plan of BNY Hamilton Funds, Inc., incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.
        (x) Amendment to Exhibit A to the Administration Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.
        (y) Amendment to Schedule A to the Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc., incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.
        (z) Amendment to Fund Accounting Agreement., incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.
        (aa) Fund Accounting Agreement Appendix A dated as of May 1, 2003, incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.
        (bb) Amendment to Schedule C to the Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc., incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.
        (cc) Amended Exhibit A to the Administration Agreement, dated May 1, 2003, incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.
        (dd) Amended Exhibit A to the Administration Agreement, effective February 16, 2005, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.
        (ee) Amendment to Schedule A and Schedule C to the Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.
        (ff) Fund Accounting Agreement Appendix A dated February 16, 2005, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.
        (gg) Amendment No. 1 to Amended and Restated Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.
    (10)(a)   Opinion and Consent of Counsel, incorporated by reference to
              Pre-Effective Amendment No. 2, filed on July 7, 1992.
        (b)   Opinion and Consent of Hogan & Hartson LLP, in respect of BNY
              Hamilton High Yield Fund, incorporated by reference to
              Post-Effective Amendment No. 30, filed on April 25, 2003.
        (c) Opinion and Consent of Hogan & Hartson LLP, in respect of BNY Hamilton Multi-Cap Equity Fund, incorporated by reference to Post-Effective Amendment No. 25, filed on August 7, 2002.
        (d) Opinion and Consent of Hogan & Hartson LLP, in respect of BNY Hamilton Enhanced Income Fund, incorporated by reference to Post-Effective Amendment No. 22, filed on April 29, 2002.
        (e) Opinion and Consent of Hogan & Hartson LLP, in respect of BNY Hamilton New York Tax-Exempt Money Fund, incorporated by reference to Post-Effective Amendment No. 19, filed on December 18, 2001.
        (f) Opinion and Consent of Hogan & Hartson LLP, in respect of BNY Hamilton Small Cap Core Equity Fund, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

        (g) Opinion and Consent of Hogan & Hartson LLP, in respect of BNY Hamilton Municipal Enhanced Yield Fund. #
    (11)      Not Applicable.
    (12) Form of Seed Capital Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Pre-Effective Amendment No. 1, filed on June 15, 1992.
    (13)      Not Applicable.
    (14)(a) Form of Amended and Restated Plan of Distribution of the BNY Hamilton Funds, Inc. Pursuant to Rule 12b-1., incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.
    (b) Amended and Restated Plan of Distribution of the BNY Hamilton Funds, Inc. Pursuant to Rule 12b-1, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.
    (15)      Not Applicable.
    (16)      Not Applicable.

Other Exhibit:
   (1) Power of Attorney for Edward L. Gardner, James E. Quinn, Karen Osar, Kim Kelly and William J. Tomko dated October 5, 2001, incorporated by reference to Post-Effective Amendment No. 18, filed on October 5, 2001.
    (2) Power of Attorney for John R. Alchin dated August 6, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed on October 4, 2002.
    (3) Power of Attorney for Newton P.S. Merrill dated April 7, 2003, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.

----------

*   Previously filed.

#   Filed herewith.

Item 24.    Persons Controlled by or under Common Control with Registrant.

            No person is controlled by or under common control with the Registrant.

Item 25.    Indemnification.

            Reference is made to Article VI of Registrant's Bylaws and the Distribution Agreement each filed as exhibits hereto.

            Registrant, its Directors and officers, the other investment companies administered by the Administrator, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Director, officers or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Investment Adviser.

            The Registrant's investment adviser, The Bank of New York, is a New York trust company. The Bank of New York conducts a general banking and trust business. The Bank of New York is not affiliated with BNY Hamilton Distributors, Inc.

            To the knowledge of the Registrant, none of the directors or officers of The Bank of New York, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of each director of The Bank of New York who is engaged in another business, profession, vocation or employment of a substantial nature:

            Name                            Title/Company
            -----                           -------------
            Frank J. Biondi, Jr. ........   Chairman, Biondi, Reiss Capital Management LLC (investment adviser to Water View
                                            Partners LLC, a private equity limited partnership focused on media and entertainment)

            William R. Chaney ...........   Senior Managing Director, Waterview Advisors, LLC (Investment Adviser to
                                            Waterview Partners, LLC)

            Nicholas M. Donofrio ........   Senior Vice President, Technology and Manufacturing of IBM Corporation
                                            (developer and manufacturer of advanced information systems)

            Richard J. Kogan ............   Chairman and Chief Executive Officer of Schering-Plough Corporation
                                            (manufacturer of pharmaceutical and consumer products)

            Michael J. Kowalski .........   Chairman and Chief Executive Officer of Tiffany & Co. (international designers, manufacturers and distributors of jewelry and fine goods)

            John A. Luke, Jr. ...........   Chairman, President and Chief Executive Officer of Westvaco Corporation
                                            (manufacturer of paper, packaging, and specialty chemicals)

            John C. Malone ..............   Chairman of Liberty Media Group (producer and distributor of entertainment, sports, informational programming and electronic retailing services)

            Paul Myners .................   CBE Chairman of Guardian Media Group plc (UK media business with interests in national and community newspapers, magazines, the Internet and radio)

            Catherine A. Rein ...........   President and Chief Investment Officer of Metropolitan Property and Casualty Insurance
                                            Company (insurance and services)

            William C. Richardson .......   President and Chief Executive Officer of W.K. Kellog Foundation (a private foundation)

            Brian L. Roberts ............   President of Comcast Corp. (developer, manager and operator of broadband cable networks and provider of content)

            Samuel C. Scott III .........   Chairman, President and Chief Executive Officer of Corn Products International, Inc.
                                            (global producers of corn-refined and starch based ingredients)

            The Registrant's investment sub-adviser, Seix Investment Advisors ("Seix"), is the fixed income division of Trusco Capital Management Inc., an investment adviser registered under the Investment Advisers Act of 1940, which is a subsidiary of Sun Trust Banks, Inc.

            To the knowledge of the Registrant, none of the directors or officers of Seix, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature.

            Set forth below are the names and principal businesses of each director of Seix who is engaged in another business, profession, vocation or employment of a substantial nature:

            Name                            Title/Company
            -----                           -------------
            Christina Seix                  Director Freddie Mac Corporation

Item 27.    Principal Underwriters.

            (a) BNY Hamilton Distributors, Inc., which is located at 100 Summer Street, 15th floor, Boston, MA 02110, will act as exclusive distributor for the Registrant. The distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.

            (b) The information required by this Item 27 with respect to each director, officer or partner of the Distributor is incorporated by reference to Schedule A of Form BD filed by the Distributor pursuant to the Securities Exchange Act of 1934.

            (c)   Not Applicable.

Item 28.    Location of Accounts and Records.

            All accounts, books and other documents required to be maintained by
            Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035 and 100 Summer Street, 15th floor, Boston, MA 02110; and at the offices of The Bank of New York, as sub-administrator, 101 Barclay Street, New York, NY 10286.

Item 29.    Management Services.

            Not Applicable.

Item 30.    Undertakings.

            The Registrant undertakes that, if requested to do so by 10% of its outstanding shares, the Registrant will promptly call a meeting of shareholders for the purpose of voting on the removal of a director or directors and Registrant will assist with shareholder communications as required by Section 16(c) of the Investment Company Act of 1940.

            The Registrant hereby also undertakes that so long as the information required by Item 5 of Form N-1A is contained in the latest annual report to shareholders and not in the prospectuses of each Fund (other than BNY Hamilton Money Fund and BNY Hamilton Treasury Money Fund), the Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and the State of New York on the 28th day of June 2005.

                                                BNY HAMILTON FUNDS, INC.

                                                By  /s/ Kevin J. Bannon
                                                    ----------------------------
                                                    Kevin J. Bannon
                                                    Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 28th day of June 2005.


          Name                             Title
          ----                             -----
Edward L. Gardner*               Director and Chairman of the Board of Directors
-----------------------------

James E. Quinn*                  Director
-----------------------------

Karen Osar*                      Director
-----------------------------

Kim Kelly*                       Director
-----------------------------

John R. Alchin*                  Director
-----------------------------

Newton P.S. Merrill*             Director
-----------------------------

/s/ Guy Nordahl                  Treasurer and Principal Accounting Officer
-----------------------------


*By  /s/ Michael A. Grunewald
------------------------------------
Michael A. Grunewald
Attorney-in-Fact pursuant to a power of attorney

Exhibit Index

1(u)        Articles Supplementary, dated April 15, 2005

5(z) Form of Investment Advisory Agreement between BNY Hamilton Municipal Enhanced Yield Fund and The Bank of New York

5(aa) Form of Sub-Advisory Agreement between The Bank of New York and Gannett Welsh & Kotler with respect to the BNY Hamilton Municipal Enhanced Yield Fund

9(v)(iii)   Code of Ethics as adopted for Gannett, Welsh & Kotler, LLC.

10(g) Opinion and Consent of Hogan & Hartson LLP, in respect of BNY Hamilton Municipal Enhanced Yield Fund